UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Reports for the period 01/01/17 through 12/31/17 is filed herewith

ANNUAL REPORT

Oberweis Micro-Cap Fund

Investor Class:	OBMCX
Institutional Class:	OMCIX

Oberweis Small-Cap Opportunities Fund

Investor Class:	OBSOX
Institutional Class:	OBSIX

Oberweis Small-Cap Value Fund

Institutional Class:	OBVLX

Oberweis Emerging Growth Fund

Investor Class:	OBEGX
Institutional Class:	OBGIX

Oberweis China Opportunities Fund

Investor Class:	OBCHX
Institutional Class:	OCHIX

Oberweis International Opportunities Fund

Investor Class:	OBIOX

December 31, 2017

oberweisfunds.com

PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder,

I am pleased to report an exceptional year for The Oberweis Funds, both in absolute terms and relative to benchmark indices. While each of the funds had excellent results, our best performing fund was the China Opportunities Fund, which returned 55.05% compared to 14.24% for the MSCI Zhong Hua Small-Cap Growth Index. Our International Opportunities Fund returned 40.77% versus 34.27% for the MSCI World ex-US Small Cap Growth Index. The Micro-Cap and Small-Cap Opportunities Funds returned 27.90% and 25.54%, respectively, compared to 16.65% for the Russell Microcap Growth Index and 22.17% for the Russell 2000 Growth Index 1. The Small-Cap Value Institutional Fund returned 9.64% compared to 7.84% for the Russell 2000 Value Index2. Our global fund, the Emerging Growth Fund, returned 33.30% versus 23.81% for the MSCI ACWI Small-Cap Index.

2017 in Review

Equity markets rallied in 2017 amid surprisingly strong corporate earnings growth and unusually low market volatility. Growth stocks beat value stocks by a wide margin. Strong equity returns were not limited to the United States, as European markets such as France, Germany, and the United Kingdom also posted strong returns. Emerging markets were particularly robust, led by rebounds in China and India and continued strength in Brazil. Japanese equities also performed well. Recent economic data seems to support a continued favorable profit growth environment into 2018.

The fiscal policy environment in 2017 was remarkably investor-friendly. The recently passed Tax Cuts and Jobs Act will reposition the United States as a more competitive corporate tax jurisdiction. The reduction of the U.S. corporate tax rate to 21% will yield a cash flow boon for companies — cash that will likely lead to increased capital investment and/or greater return of capital to shareholders. Furthermore, repatriation of cash held abroad under more favorable terms will increase marginal spending by businesses on property, plant, equipment, and ultimately, jobs. The bill also allows for the immediate expensing of short-lived capital investments for the next five years to further encourage such expenditures. In 2018, we expect to see the Trump administration work toward a significant infrastructure spending package that would likely sustain or even accelerate GDP growth.

That’s the good news, and there’s a lot of it. So much so that some have brought back the “Goldilocks Economy” moniker. Remember, however, that the Goldilocks story does not have a happy ending. Goldilocks’ ebullient discovery of “just right” shortly preceded an unfortunate return of the bears. Shall it be here too? It’s hard to tell. What concerns us most are high valuations and the unusual degree of investor complacency. In terms of valuations, today’s S&P 500 average P/E of 18.5 is higher than any other period in last 25 years except for the dot.com mania of the late 1990’s, where the S&P’s average P/E peaked at 25.2 times in 19993. Since 2011, we’ve seen a steady rise in the average P/E of the S&P 500. That makes some sense in an exceptionally low interest rate environment, but that environment may change in the years to come. The Federal Reserve has clearly moved to a tightening stance, raising interest rates three times in 2017 and embarking on a balance sheet tightening strategy that will become increasingly impactful in 2018. Plus, there’s always the unknown geopolitical

1 All performance comparisons in this paragraph reflect returns of the Investor Class shares, except for the Small-Cap Value Fund (OBVLX), which only offers Institutional Class shares.

2 On September 29, 2017, the Cozad Small-Cap Value Fund was reorganized into OBVLX, and OBVLX adopted the performance history of the Cozad Small Cap Value Fund's Class I Shares. Performance shown before October 2, 2017 is for the Cozad Small Cap Value Fund's Class I Shares.

3 Source: Bloomberg BEst P/E, based on forward 12-month estimates

PRESIDENT’S LETTER (continued)

event — a missile from North Korea, a trade war with China, an indictment of Trump, or, more likely, something we haven’t even considered. The risk of loss from an adverse event becomes considerably higher when the market seems to be anticipating good times ahead than when it is already expecting the apocalypse, as seemed to be the case back in late 2008.

While headlines and investor risk appetites can change on a whim in the short-term, our bottom-up strategy has always been focused on investing in businesses with idiosyncratic attributes that afford the potential for earnings growth to surprise to the upside. For all of our funds except the Small-Cap Value Fund, we seek to invest in companies undergoing a transformational change or an event that we believe is potentially misunderstood or underestimated by the consensus. In the Small-Cap Value Fund, the portfolio companies include out-of-favor companies where behavioral signaling such as insider buying and corporate repurchases imply that business may turn out to be better than expectations. For all of our strategies, we seek investments where we believe consensus expectations are misunderstood. While the earnings multiples afforded such companies can oscillate from quarter to quarter, we believe that prudent stock selection of a diversified portfolio of companies with prospects for better-than-expected earnings growth or better-than-expected value realization is likely to outperform the broader market over the long-term.

Valuation Recap

With respect to our growth-oriented funds, the average forward P/E ratio as of December 31, 2017 was 17.3 times for the Emerging Growth Fund (versus 17.4 last quarter), 18.6 times for the Small-Cap Opportunities Fund (versus 19.6 last quarter), 17.2 times for the Micro-Cap Fund (versus 19.6 last quarter), 12.1 times for the International Opportunities Fund (versus 15.1 last quarter), and 19.3 times for the China Opportunities Fund (versus 16.1 last quarter). Each of these funds invests in companies with expected earnings growth rates that are higher than that of the broader market, and in companies expected to grow faster than current market expectations. For the Small-Cap Value Fund, the average P/E ratio was 15.8 times. As of December 31, 2017, the weighted average market capitalization was $4.1 billion for the Emerging Growth Fund, $2.6 billion for the Small-Cap Opportunities Fund, $953 million for the Micro-Cap Fund, $2.6 billion for the Small-Cap Value Fund, $3.8 billion for the International Opportunities Fund, and $77.2 billion for the China Opportunities Fund. Note the China Opportunities Fund’s market cap is skewed upward due to two mega-cap holdings, even though the majority of holdings are small/mid-cap firms (the median market cap for China was $7.0 billion).

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited)

Market Environment

Global equities returned 22.40% in 2017, as measured by the MSCI World Index. Global small-caps, as measured by the MSCI World Small-Cap Index, returned 22.66%. International small-caps outperformed U.S. small-caps, as evidenced by the 31.04% return on the MSCI World ex-USA Small-Cap Index. Within the United States, large-cap growth stocks outperformed small-cap growth stocks by 804 basis points, as measured by the respective returns of the Russell 1000 Growth (+30.21%) and Russell 2000 Growth (+22.17%) indices. Within domestic small-cap, growth significantly outperformed value, with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index (+7.84%) by 1,433 basis points for the year.

Discussion of The Oberweis Funds4

The Oberweis Funds (with the exception of the Small-Cap Value Fund) tend to fare well in periods in which growth stocks beat value stocks, which occurred in 2017.

The International Opportunities Fund returned 40.77% versus 34.27% for the MSCI World ex-US Small Cap Growth Index. The portfolio benefitted from stock selection in Japan, the United Kingdom, and Australia offset by adverse stock selection and an underweight allocation in Germany. An underweight allocation in Finland also detracted from performance. On a sector level, the portfolio benefitted from stock selection in Technology, Consumer Discretionary, and Industrials. At the stock level, Sunny Optical Technology (2382 HK), Open House (3288 JP), and ams (AMS SW) were among the top contributors to performance; Takeuchi Mfg (6432 JP), Outokumpu (OUT1V FH), and Japan Lifeline (7575 JP) were among the top detractors.

The Emerging Growth Fund returned 33.30% versus 23.81% for the MSCI AWCI Small-Cap Index. At the country level, stock selection was particularly favorable for the Fund’s holdings in the USA and China. At the sector level, the Fund benefitted from strong stock selection in Consumer Discretionary and Technology offset by adverse stock selection in Materials. At the stock level, Applied Optoelectronics (AAOI), Tal Education (TAL), and Rogers (ROG) were among the top contributors to performance; Inphi (IPHI), Gigamon (GIMO), and Bitauto Holdings (BITA) were among the top detractors.

The China Opportunities Fund returned 55.05% versus 14.24% for the MSCI Zhong Hua Small Cap Growth Index. The portfolio benefitted from favorable stock selection in Consumer Discretionary, Technology, and Real Estate. At the stock level, Tencent Holdings (700 HK), Geely Automobile (175 HK), and Tal Education (TAL) were among the top contributors; iKang Healthcare (KANG), Pou Sheng International (3813 HK), and RYB Education (RYB) were among the top detractors.

The Micro-Cap Fund returned 27.90% versus 22.17% for the Russell 2000 Growth Index and 16.65% for the Russell Micro-Cap Growth Index. The portfolio benefitted from favorable stock selection in Technology and Producer Durables, partially offset by adverse stock selection in Financial Services. At the stock level, Applied Optoelectronics (AAOI), Extreme Networks (EXTR), and Cutera (CUTR) were among the top contributors to performance. Gigamon (GIMO), DXP Enterprises (DXPE), and Customers Bancorp (CUBI) were among the top detractors.

4 For funds with multiple share classes, this discussion is based upon the Investor Class shares.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

The Small-Cap Opportunities Fund returned 25.54% versus 22.17% for the Russell 2000 Growth Index. The fund benefitted from stock selection in Technology and Consumer Discretionary, while stock selection in Healthcare detracted from performance. Applied Optoelectronics (AAOI), Extreme Networks (EXTR), and Coherent (COHR) were among the top contributors to performance; Gigamon (GIMO), Callon Petroleum (CPE), and Earthstone Energy (ESTE) were among the top detractors.

The Small-Cap Value Fund returned 9.64% versus 7.84% for the Russell 2000 Value Index. The fund benefitted from stock selection in Financial Services partially offset by adverse stock selection in Producer Durables and Consumer Discretionary. Progress Software (PRGS), Bruker (BRKR), and DuPont Fabros Technology (DFT) were among the top contributors to performance; Superior Energy Services (SUP), TiVo (TIVO), and Matrix Service (MTRX) were among the top detractors.

The portfolio turnover rates were 91% for the Micro-Cap Fund, 137% for the Emerging Growth Fund, 142% for the Small-Cap Opportunities Fund, 18% for the Small-Cap Value Fund, 97% for the China Opportunities Fund, and 153% for the International Opportunities Fund. The net expense ratios of the Funds were 1.54% for Micro-Cap, 1.50% for Emerging Growth, 1.30% for Small-Cap Value, 1.72% for Small-Cap Opportunities, 1.91% for China Opportunities, and 1.60% for International Opportunities.

For current performance information, please visit oberweisfunds.com.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Oberweis Micro-Cap Fund

At December 31, 2017

Asset Allocation (%)
Equities	95.2
Other Assets in excess of Liabilities	4.8
100.0

Top Holdings (%)
SkyWest, Inc.	2.4
Spartan Motors, Inc.	2.2
Extreme Networks, Inc.	2.1
AXT, Inc.	2.0
Cutera, Inc.	2.0
Career Education Corp.	1.9
Patrick Industries, Inc.	1.8
Carbonite, Inc.	1.8
Tactile Systems Technology, Inc.	1.8
USA Technologies, Inc.	1.8
Other Holdings	80.2
100.0

Top Industries (%)
Computer Services Software & Systems	9.0
Banks – Diversified	8.1
Healthcare Services	5.2
Semiconductors & Components	4.7
Medical Equipment	4.7
Commercial Vehicles & Parts	4.0
Machinery – Industrial	3.9
Medical & Dental Instruments & Supplies	3.7
Biotechnology	3.0
Commercial Services	3.0
Other Industries	50.7
100.0

Oberweis Small-Cap Opportunities Fund

At December 31, 2017

Asset Allocation (%)
Equities	98.9
Other Assets in excess of Liabilities	1.1
100.0

Top Holdings (%)
SkyWest, Inc.	2.7
The Children’s Place, Inc.	2.5
Career Education Corp.	2.3
Extreme Networks, Inc.	2.1
Cavium, Inc.	2.1
Coherent, Inc.	1.9
Burlington Stores, Inc.	1.9
Tactile Systems Technology, Inc.	1.8
LogMeIn, Inc.	1.8
Vonage Hldgs. Corp.	1.7
Other Holdings	79.2
100.0

Top Industries (%)
Semiconductors & Components	8.3
Computer Services Software & Systems	6.3
Specialty Retail	6.3
Medical Equipment	5.2
Banks – Diversified	5.0
Biotechnology	4.5
Medical & Dental Instruments & Supplies	4.0
Building Materials	3.6
Communications Technology	3.5
Textiles Apparel & Shoes	3.5
Other Industries	49.8
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Oberweis Small-Cap Value Fund

At December 31, 2017

Asset Allocation (%)
Equities	86.9
REITS	12.6
Other Assets in excess of Liabilities	0.5
100.0

Top Holdings (%)
TiVo Corp.	3.1
Old National Bancorp	2.6
Union Bankshares Corp.	2.4
Williams-Sonoma, Inc.	2.3
American States Water Co.	2.3
First Commonwealth Financial Corp.	2.1
Associated Banc-Corp	2.0
Hersha Hospitality Trust	2.0
Matson, Inc.	2.0
Ryman Hospitality Properties, Inc.	1.9
Other Holdings	77.3
100.0

Top Industries (%)
Banks – Diversified	16.4
Computer Services Software & Systems	8.7
Lodging & Resort	6.4
Specialty Retail	4.4
Insurance: Property-Casualty	3.6
Oil Well Equipment & Services	2.8
Aerospace	2.4
Restaurants	2.3
Utilities – Water	2.3
Retail	2.1
Other Industries	48.6
100.0

Oberweis Emerging Growth Fund

At December 31, 2017

Asset Allocation (%)
Equities	100.1
Other Liabilities in excess of Assets	(0.1)
100.0

Top Holdings (%)
Burlington Stores, Inc.	3.4
Just Eat PLC	3.1
The Children’s Place, Inc.	2.8
Extreme Networks, Inc.	2.6
Rogers Corp.	2.6
LogMeIn, Inc.	2.5
MISUMI Group, Inc.	2.3
Carbonite, Inc.	2.3
Coherent, Inc.	2.1
XXL ASA	2.0
Other Holdings	74.3
100.0

Top Industries (%)
Internet Software & Services	11.0
Specialty Retail	10.3
Semiconduct & Semi Equip	8.7
Machinery	7.0
Electronic Equipment, Instruments & Components	6.7
Software	6.4
Professional Services	5.5
Communications Equipment	4.6
Trading Co. & Distribution	3.5
Health Care Providers & Services	3.4
Other Industries	32.9
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Oberweis China Opportunities Fund

At December 31, 2017

Asset Allocation (%)
Equities	97.1
Other Assets in excess of Liabilities	2.9
100.0

Top Holdings (%)
Tencent Hldgs. Ltd.	7.7
Alibaba Group Hldg. Ltd. ADS	4.8
Geely Automobile Hldgs. Ltd.	4.3
China Lodging Group Ltd. ADS	3.0
TAL Education Group ADS	2.7
New Oriental Education & Technology Group, Inc. ADS	2.5
CSPC Pharmaceuticals Group Ltd.	2.3
Jiangsu Hengrui Medicine Co. Ltd.	2.2
Sunny Optical Technology Group Co. Ltd.	2.2
Gree Electric Appliances Inc., of Zhuhai	2.2
Other Holdings	66.1
100.0

Top Industries (%)
Internet Software & Services	20.9
Pharmaceuticals	8.0
Electronic Equipment, Instruments & Components	7.9
Automobiles	7.2
Diversified Consumer Services	6.3
Household Durables	6.2
Hotels, Restaurants & Leisure	4.6
Beverages	3.7
Textiles, Apparel & Luxury Goods	3.6
Auto Components	3.5
Other Industries	28.1
100.0

Oberweis International Opportunities Fund

At December 31, 2017

Asset Allocation (%)
Equities	91.0
Other Assets in excess of Liabilities	9.0
100.0

Top Holdings (%)
Open House Co. Ltd.	2.7
Outsourcing, Inc.	2.6
Tele2 AB	2.5
Venture Corp. Ltd.	2.3
En-Japan, Inc.	2.1
GVC Hldgs. PLC	2.0
Intermediate Capital Group PLC	2.0
Aurelius Equity Opportunities SE	1.9
Fuji Electric Co. Ltd.	1.9
Mitsui Mining & Smelting Co. Ltd.	1.9
Other Holdings	78.1
100.0

Top Industries (%)
Professional Services	8.9
Machinery	8.4
Semiconduct & Semi Equip	6.5
Capital Markets	5.6
Electronic Equipment, Instruments & Components	4.8
Information Technology Services	4.8
Software	4.4
Internet Software & Services	3.6
Hotels Restaurants & Leisure	3.5
Metals & Mining	3.5
Other Industries	46.0
100.0

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2017)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)		EXPENSE RATIO[3] (%)
OBMCX	27.90	20.87	7.81	10.57		1.54
OMCIX[4]	28.24	21.17	8.08	10.85		1.28
Russell 2000 Growth	22.17	15.21	9.19	7.21
Russell Microcap Growth	16.65	13.82	7.23	N/A	[5]

Growth of a $10,000 Investment (from January 1, 1996 to December 31, 2017)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell indices are unmanaged and are not available for investment.

2 Since Inception returns are from commencement of operations on 01/01/96 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/17. The expense ratio gross of any fee waivers or expense reimbursement was 1.58% and 1.32% for the Investor Class and Institutional Class, respectively.

4 The institutional share class (OMCIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

5 The Russell Microcap Growth Index began on July 3, 2000, and the line graph for the Index begins at the same value as the Fund on that date.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2017)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBSOX	25.54	14.84	6.27	7.03	1.72
OBSIX[4]	25.94	15.14	6.54	7.30	1.30
Russell 2000 Growth	22.17	15.21	9.19	7.06
Russell 2000	14.65	14.12	8.71	8.77

Growth of a $10,000 Investment (from September 15, 1996 to December 31, 2017)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment.

2 Since Inception returns are from commencement of operations on 09/15/96 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/17. The expense ratio gross of any fee waivers or expense reimbursement was 2.29% and 1.86% for the Investor Class and Institutional Class, respectively.

4 The institutional share class (OBSIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2017)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBVLX	9.64	12.99	N/A	12.85	1.30
Russell 2000 Value	7.84	13.01	8.17	12.63

Growth of a $10,000 Investment (from September 30, 2010 to December 31, 2017)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Value Index is a market capitalization-weighted index of value oriented stocks of U.S. domiciled companies that are included in the Russell 2000 index. Value-oriented stocks tend to have lower price-to-book ratios and lower forecasted growth values. The Russell indices are unmanaged and are not available for investment.

2 Since Inception returns are from commencement of operations on 9/30/10 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/17. The expense ratio gross of any fee waivers or expense reimbursement was 1.97%.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2017)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)		EXPENSE RATIO[3] (%)
OBEGX	33.30	15.60	5.04	9.06		1.50
OBGIX[4]	33.62	15.89	5.30	9.33		1.18
MSCI ACWI Small-Cap	23.81	12.36	7.23	N/A	[5]

Growth of a $10,000 Investment (from January 7, 1987 to December 31, 2017)

1 Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The MSCI ACWI Small Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap developed and emerging markets with dividends reinvested net of withholding tax. A sales load of 4% was charged on the Oberweis Emerging Growth Fund until 12/31/91 and is not reflected in the total return figures or graph above.

2 Since Inception returns are from commencement of operations on 01/07/87 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/17. The expense ratio gross of any fee waivers or expense reimbursement was 1.52% and 1.20% for Investor Class and Institutional Class, respectively.

4 The institutional share class (OBGIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

5 The MSCI ACWI SmallCap Index began on May 31, 1994, and the line graph for the index begins at the same value as the Fund on that date.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2017)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)		EXPENSE RATIO[3] (%)
OBCHX	55.05	15.53	4.57	13.79		1.91
OCHIX[4]	55.35	15.81	4.82	14.07		1.59
MSCI China Small Cap Growth	15.66	5.06	1.19	10.97
MSCI Zhong Hua Small Cap Growth	14.24	3.13	(0.14)	N/A	[5]

Growth of a $10,000 Investment (from October 1, 2005 to December 31, 2017)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI China Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the small cap growth equity market performance in China excluding A share classes, with minimum dividends reinvested net of withholding tax.

The MSCI Zhong Hua Small Cap Growth Index is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding China A shares, with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 10/01/05 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/17. The expense ratio gross of any fee waivers or expense reimbursement was 1.92% and 1.60% for Investor Class and Institutional Class, respectively.

4 The institutional share class (OCHIX) began on May 1, 2017, returns for prior periods represent synthetic returns.

5 The MSCI Zhong Hua Small Cap Growth Index began on May 31, 2007, and the line graph for the Index begins at the same value as the Fund on that date.

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Average Annual Total Returns1(for the Periods Ended December 31, 2017)

	1 YR (%)	5 YR (%)	10 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBIOX	40.77	17.83	7.91	10.66	1.60
MSCI World ex-US Small Cap Growth	34.27	11.80	5.08	5.55

Growth of a $10,000 Investment (from February 1, 2007 to December 31, 2017)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 02/01/07 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/17. The expense ratio gross of any fee waivers or expense reimbursement was 1.79%.

OBERWEIS MICRO-CAP FUND

Schedule of Investments December 31, 2017

	SHARES	VALUE
Equities – 95.2%
AEROSPACE – 0.8%
Astronics Corp.*	11,900	$493,493
CPI Aerostructures, Inc.*	40,000	358,000
		851,493
AIR TRANSPORT – 2.4%
SkyWest, Inc.	46,200	2,453,220
AUTO PARTS – 2.5%
Cooper-Standard Hldgs., Inc.*	4,200	514,500
Horizon Global Corp.*	72,200	1,012,244
Stoneridge, Inc.*	46,500	1,062,990
		2,589,734
BANKS – DIVERSIFIED – 8.1%
CenterState Banks, Inc.	40,800	1,049,784
CoBiz Financial, Inc.*	52,343	1,046,337
Eagle Bancorp, Inc.*	19,480	1,127,892
Enterprise Financial Services Corp.	28,100	1,268,715
First Internet Bancorp	25,900	988,085
Pacific Premier Bancorp, Inc.*	28,100	1,124,000
QCR Hldgs., Inc.	14,200	608,470
United Financial Bancorp, Inc.	58,200	1,026,648
		8,239,931
BEVERAGE – BREWERS & DISTILLERS – 1.1%
Craft Brew Alliance, Inc.*	57,500	1,104,000
BIOTECHNOLOGY – 3.0%
Arena Pharmaceuticals, Inc.*	7,300	247,981
BioCryst Pharmaceuticals, Inc.*	30,600	150,246
Blueprint Medicines Corp.*	6,700	505,247
CytomX Therapeutics, Inc.*	7,100	149,881
Insmed, Inc.*	9,000	280,620
Ligand Pharmaceuticals, Inc.*	9,400	1,287,142
Vanda Pharmaceuticals, Inc.*	10,700	162,640
Xencor, Inc.*	10,200	223,584
		3,007,341
BUILDING MATERIALS – 1.8%
Patrick Industries, Inc.*	26,825	1,862,996
CASINOS & GAMBLING – 1.1%
Eldorado Resorts, Inc.*	32,400	1,074,060
CHEMICALS – DIVERSIFIED – 0.8%
Rayonier Advanced Materials, Inc.	39,700	811,865
COMMERCIAL FINANCE & MORTGAGE CO. – 0.4%
Walker & Dunlop, Inc.*	7,800	370,500

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
COMMERCIAL SERVICES – 3.0%
CAI International, Inc.*	48,900	$1,384,848
H&E Equipment Services, Inc.	40,000	1,626,000
		3,010,848
COMMERCIAL VEHICLES & PARTS – 4.0%
Commercial Vehicle Group, Inc.*	73,800	788,921
Modine Manufacturing Co.*	48,800	985,759
Spartan Motors, Inc.	143,300	2,256,975
		4,031,655
COMMUNICATIONS TECHNOLOGY – 2.1%
Extreme Networks, Inc.*	171,600	2,148,432
COMPUTER SERVICES SOFTWARE & SYSTEMS – 9.0%
Asure Software, Inc.*	95,900	1,354,108
Blucora, Inc.*	62,700	1,385,670
Callidus Software, Inc.*	46,400	1,329,360
Carbonite, Inc.*	73,800	1,852,380
Datawatch Corp.*	99,300	943,350
Form Hldgs. Corp.*	310,000	424,700
Limelight Networks, Inc.*	108,600	478,926
Varonis Systems, Inc.*	19,300	937,015
Vasco Data Security International, Inc.*	36,500	507,350
		9,212,859
COMPUTER TECHNOLOGY – 1.8%
USA Technologies, Inc.*	183,600	1,790,100
CONSTRUCTION – 1.2%
Sterling Construction Co., Inc.*	74,900	1,219,372
CONSUMER SERVICES – MISCELLANEOUS – 2.9%
Care.com, Inc.*	89,600	1,616,384
Collectors Universe, Inc.	17,200	492,608
Nutrisystem, Inc.	16,700	878,420
		2,987,412
DIVERSIFIED MANUFACTURING – 1.6%
Koppers Hldgs., Inc.*	31,100	1,582,990
DIVERSIFIED MANUFACTURING OPERATIONS – 2.1%
Harsco Corp.*	69,700	1,299,905
OSI Systems, Inc.*	13,500	869,130
		2,169,035
EDUCATION SERVICES – 3.0%
Career Education Corp.*	156,800	1,894,144
Rosetta Stone, Inc.*	89,400	1,114,818
		3,008,962

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
HEALTHCARE SERVICES – 5.2%
Addus HomeCare Corp.*	19,800	$689,040
Almost Family, Inc.*	14,500	802,575
AMN Healthcare Services, Inc.*	26,100	1,285,425
LHC Group, Inc.*	20,700	1,267,875
Tivity Health, Inc.*	33,500	1,224,425
		5,269,340
HOMEBUILDING – 1.3%
Century Communities, Inc.*	42,100	1,309,310
HOUSEHOLD EQUIPMENT & PRODUCTS – 1.3%
Central Garden & Pet Co.*	34,200	1,331,064
HOUSEHOLD FURNISHINGS – 0.6%
Hooker Furniture Corp.	15,200	645,240
INTERNATIONAL TRADE & DIVERSIFIED LOGISTICS – 0.3%
Radiant Logistics, Inc.*	64,585	297,091
LUXURY ITEMS – 0.7%
Movado Group, Inc.*	21,200	682,640
MACHINERY – INDUSTRIAL – 3.9%
Columbus McKinnon Corp.	40,500	1,619,190
Kadant, Inc.	9,300	933,720
Manitex International, Inc.*	142,000	1,363,200
		3,916,110
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 3.7%
AxoGen, Inc.*	11,200	316,960
Cutera, Inc.*	45,300	2,054,355
OraSure Technologies, Inc.*	75,800	1,429,588
		3,800,903
MEDICAL EQUIPMENT – 4.7%
Inogen, Inc.*	9,000	1,071,720
IntriCon Corp.*	21,000	415,800
Lantheus Hldgs., Inc.*	71,000	1,451,950
Tactile Systems Technology, Inc.*	63,800	1,848,924
		4,788,394
OIL CRUDE PRODUCER – 1.0%
Ring Energy, Inc.*	75,600	1,050,840
PAINTS & COATINGS – 1.6%
Ferro Corp.*	67,200	1,585,248
PRODUCTION TECHNOLOGY EQUIPMENT – 1.7%
CVD Equipment Corp.*	20,000	232,400
Electro Scientific Industries, Inc.*	70,100	1,502,243
		1,734,643

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
RAILROAD EQUIPMENT – 1.0%
FreightCar America, Inc.	61,500	$1,050,420
RECREATIONAL VEHICLES & BOATS – 2.3%
Malibu Boats, Inc.*	58,000	1,724,340
MCBC Hldgs., Inc.*	25,800	573,276
		2,297,616
SCIENTIFIC INSTRUMENTS – CONTROL & FILTER – 1.6%
Control4 Corp.*	42,800	1,273,728
Perceptron, Inc.*	32,600	317,850
		1,591,578
SCIENTIFIC INSTRUMENTS – ELECTRICAL – 0.5%
Allied Motion Technologies, Inc.	15,600	516,204
SCIENTIFIC INSTRUMENTS – GAUGES & METERS – 0.8%
Vishay Precision Group, Inc.*	30,300	762,045
SEMICONDUCTORS & COMPONENTS – 4.7%
Adesto Technologies Corp.*	212,700	1,371,915
AXT, Inc.*	238,000	2,070,600
CEVA, Inc.*	29,700	1,370,655
		4,813,170
SPECIALTY RETAIL – 1.3%
Regis Corp.*	84,100	1,291,776
TELECOMMUNICATIONS EQUIPMENT – 1.4%
Vocera Communications, Inc.*	45,800	1,384,076
TEXTILES APPAREL & SHOES – 0.7%
Rocky Brands, Inc.	39,400	744,660
TOBACCO – 0.4%
Alliance One International, Inc.*	33,600	445,200
TRANSPORTATION – MISCELLANEOUS – 0.9%
Echo Global Logistics, Inc.*	33,200	929,601
TRUCKERS – 0.9%
Covenant Transportation Group, Inc.*	34,300	985,440
Total Equities
(Cost: $73,185,309)		$96,749,414
Total Investments – 95.2%
(Cost: $73,185,309)		$96,749,414
Other Assets Less Liabilities – 4.8%		4,845,354
Net Assets – 100%		$101,594,768

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND (continued)

Schedule of Investments December 31, 2017

Cost of Investments is $73,203,562 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$24,791,065
Gross unrealized depreciation	(1,245,213)
Net unrealized appreciation	$23,545,852

* Non-income producing security during the year ended December 31, 2017

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND

Schedule of Investments December 31, 2017

	SHARES	VALUE
Equities – 98.9%
AIR TRANSPORT – 2.7%
SkyWest, Inc.	5,600	$297,360
AUTO PARTS – 3.3%
Dana, Inc.	4,300	137,643
Meritor, Inc.*	6,000	140,760
Visteon Corp.*	700	87,598
		366,001
BANKS – DIVERSIFIED – 5.0%
Centerstate Bank Corp.	5,100	131,223
Eagle Bancorp, Inc.*	1,200	69,480
Enterprise Financial Services Corp.	3,100	139,965
Pacific Premier Bancorp, Inc.*	2,900	116,000
Peoples Bancorp, Inc.	3,100	101,122
		557,790
BANKS – SAVINGS, THRIFT & MORTGAGE LENDING – 1.2%
BankUnited, Inc.	3,400	138,448
BIOTECHNOLOGY – 4.5%
Charles River Laboratories International, Inc.*	800	87,560
FibroGen, Inc.*	900	42,660
Halozyme Therapeutics, Inc.*	1,800	36,468
Insmed, Inc.*	1,000	31,180
Ligand Pharmaceuticals, Inc.*	1,000	136,930
Nektar Therapeutics*	1,900	113,468
PrA Health Sciences, Inc.*	600	54,642
		502,908
BUILDING MATERIALS – 3.6%
Builders FirstSource, Inc.*	5,700	124,203
Patrick Industries, Inc.*	2,300	159,735
Trex Co. Inc.*	1,100	119,229
		403,167
CHEMICALS – DIVERSIFIED – 0.5%
PolyOne Corp.	1,300	56,550
COMMERCIAL SERVICES: RENTAL & LEASING – 3.4%
CAI International, Inc.*	4,200	118,944
H&E Equipment Services, Inc.	3,500	142,275
McGrath RentCorp.*	2,400	112,752
		373,971
COMMERCIAL VEHICLES & PARTS – 1.4%
Oshkosh Corp.	1,700	154,513

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
COMMUNICATIONS TECHNOLOGY – 3.5%
Extreme Networks, Inc.*	18,900	$236,628
Lumentum Hldgs., Inc.*	3,000	146,700
		383,328
COMPUTER SERVICES SOFTWARE & SYSTEMS – 6.3%
Blucora, Inc.*	5,800	128,180
Carbonite, Inc.*	7,300	183,230
FireEye, Inc.*	5,800	82,360
LogMeIn, Inc.	1,700	194,650
Varonis Systems, Inc.*	2,200	106,810
		695,230
COMPUTER TECHNOLOGY – 0.8%
USA Technologies, Inc.*	8,900	86,775
CONSUMER SERVICES – MISCELLANEOUS – 2.0%
Care.com, Inc.*	7,500	135,300
Nutrisystem, Inc.	1,600	84,160
		219,460
DIVERSIFIED MANUFACTURING OPERATIONS – 2.7%
Harsco Corp.*	6,700	124,955
ITT, Inc.	1,600	85,392
OSI Systems, Inc.*	1,400	90,132
		300,479
DIVERSIFIED RETAIL – 0.8%
Ollie’s Bargain Outlet Hldgs., Inc.*	1,600	85,200
EDUCATION SERVICES – 2.3%
Career Education Corp.*	20,700	250,056
ELECTRONICS – 1.9%
Coherent, Inc.*	751	211,947
ELECTRONIC COMPONENTS – 1.0%
Rogers Corp.*	700	113,344
ENGINEERING & CONTRACTING SERVICES – 3.0%
MasTec, Inc.*	3,600	176,220
TopBuild Corp.*	2,000	151,480
		327,700
ENVIRONMENTAL MAINTENANCE & SECURITY SERVICES – 1.0%
Brinks Co.	1,400	110,180

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
FOODS – 2.3%
Performance Food Group Co.*	4,700	$155,570
Post Hldgs., Inc.*	1,300	102,999
		258,569
HEALTHCARE SERVICES – 1.5%
LHC Group, Inc.*	1,600	98,000
Tivity Health, Inc.*	2,000	73,100
		171,100
HOUSEHOLD EQUIPMENT & PRODUCTS – 1.5%
SodaStream International Ltd.*	2,300	161,782
INSURANCE – PROPERTY-CASUALTY – 1.5%
First American Financial Corp.	2,900	162,516
LEISURE TIME – 1.0%
Callaway Golf Co.	8,200	114,226
MACHINERY – INDUSTRIAL – 2.2%
Columbus McKinnon Corp.	4,600	183,908
Kadant, Inc.	600	60,240
		244,148
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 4.0%
Merit Medical Systems, Inc.*	3,900	168,480
Orasure Technologies, Inc.*	8,500	160,310
Orthofix International NV*	2,100	114,870
		443,660
MEDICAL EQUIPMENT – 5.2%
Haemonetics Corp.*	2,200	127,776
Inogen, Inc.*	1,000	119,080
Lantheus Hldgs., Inc.*	6,100	124,745
Tactile Systems Technology, Inc.*	6,900	199,962
		571,563
OIL CRUDE PRODUCER – 1.6%
Callon Petroleum Co.*	5,300	64,395
Carrizo Oil & Gas, Inc.*	5,300	112,784
		177,179
PAINTS & COATINGS – 1.0%
Ferro Corp.*	4,900	115,591
PHARMACEUTICALS – 1.5%
Impax Laboratories, Inc.*	6,700	111,555
Innoviva, Inc.*	3,500	49,665
		161,220

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
PRODUCTION TECHNOLOGY EQUIPMENT – 1.3%
Electro Scientific Industries, Inc.*	6,900	$147,867
RECREATIONAL VEHICLES & BOATS – 1.3%
Malibu Boats, Inc.*	5,000	148,650
SCIENTIFIC INSTRUMENTS – ELECTRICAL – 0.8%
Wesco International, Inc.*	1,300	88,595
SEMICONDUCTORS & COMPONENTS – 8.3%
AXT, Inc.*	16,000	139,200
Cavium, Inc.*	2,800	234,724
CEVA, Inc.*	2,300	106,145
FormFactor, Inc.*	10,000	156,500
Monolithic Power Systems, Inc.	1,200	134,832
Silicon Laboratories, Inc.*	1,800	158,940
		930,341
SPECIALTY RETAIL – 6.3%
At Home Group, Inc.*	4,000	121,560
Burlington Stores, Inc.*	1,700	209,151
Regis Corp.*	6,400	98,304
The Children’s Place, Inc.	1,900	276,165
		705,180
TEXTILES APPAREL & SHOES – 3.5%
Canada Goose Hldgs., Inc.*	5,500	173,580
G-III Apparel Group Ltd.*	2,400	88,536
Wolverine World Wide, Inc.	3,800	121,144
		383,260
TRUCKERS – 1.5%
Saia, Inc.*	2,400	169,800
UTILITIES – TELECOMMUNICATIONS – 1.7%
Vonage Hldgs. Corp.*	18,300	186,111
Total Equities (Cost: $8,815,752)		$10,975,765
Total Investments – 98.9%
(Cost: $8,815,752)		$10,975,765
Other Assets Less Liabilities – 1.1%		121,638
Net Assets – 100%		$11,097,403

Cost of Investments is $8,821,998 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,297,781
Gross unrealized depreciation	(144,014)
Net unrealized appreciation	$2,153,767

* Non-income producing security during the year ended December 31, 2017

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND

Schedule of Investments December 31, 2017

	SHARES	VALUE
Equities – 86.9%
AEROSPACE – 2.4%
Esterline Technologies Corp.*	2,700	$201,690
Triumph Group, Inc.	28,920	786,624
		988,314
AIR TRANSPORT – 1.9%
Bristow Group, Inc.*	24,130	325,031
Hawaiian Hldgs., Inc.*	5,400	215,190
Spirit Airlines, Inc.*	5,100	228,735
		768,956
ALUMINUM – 0.7%
Kaiser Aluminum Corp.	2,780	297,043
ASSET MANAGEMENT & CUSTODIAN – 1.1%
Legg Mason, Inc.	10,845	455,273
AUTO PARTS – 0.8%
Tower International, Inc.	10,590	323,525
AUTO SERVICES – 0.5%
Cooper Tire & Rubber Co.	6,120	216,342
BACK OFFICE SUPPORT – 1.7%
FTI Consulting, Inc.*	7,100	305,016
Korn/Ferry International	9,760	403,869
		708,885
BANKS – DIVERSIFIED – 16.4%
Associated Banc-Corp	32,940	836,676
Central Pacific Financial Corp.	24,080	718,306
First Commonwealth Financial Corp.	59,005	844,952
F.N.B. Corp.	15,400	212,828
Fulton Financial Corp.	14,935	267,336
Hancock Hldg. Co.	8,275	409,613
MB Financial, Inc.	9,175	408,471
Old National Bancorp	60,900	1,062,705
Simmons First National Corp.	11,934	681,431
UMB Financial Corp.	4,100	294,872
Union Bankshares Corp.	27,629	999,341
		6,736,531
BIOTECHNOLOGY – 0.6%
Myriad Genetics, Inc.*	6,700	230,112
COMMERCIAL VEHICLES & PARTS – 0.8%
Oshkosh Corp.	3,810	346,291
COMMUNICATIONS TECHNOLOGY – 0.9%
InterDigital, Inc.	4,800	365,520

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
COMPUTER SERVICES SOFTWARE & SYSTEMS – 8.7%
CACI International, Inc.*	1,700	$224,995
DST Systems, Inc.	2,887	179,196
Inovalon Hldgs., Inc.*	34,140	512,100
Progress Software Corp.	17,950	764,132
Science Applications International Corp.	2,140	163,860
TiVo Corp.	82,661	1,289,512
Verint Systems, Inc.*	10,680	446,958
		3,580,753
COMPUTER TECHNOLOGY – 0.3%
Synaptics, Inc.*	3,000	119,820
CONSTRUCTION – 1.3%
Aegion Corp.*	21,665	550,941
CONTAINERS & PACKAGING – 1.3%
Bemis Co., Inc.	10,830	517,566
DIVERSIFIED FINANCIAL SERVICES – 0.5%
Stifel Financial Corp.	3,550	211,438
DIVERSIFIED MANUFACTURING OPERATIONS – 0.8%
Federal Signal Corp.	17,080	343,137
DRUG & GROCERY STORE CHAINS – 1.1%
Weis Markets, Inc.*	10,900	451,151
ELECTRONICS COMPONENTS – 1.0%
Methode Electronics, Inc.	9,970	399,797
ENGINEERING & CONTRACTING SERVICES – 1.3%
Tetra Tech, Inc.	11,480	552,762
ENTERTAINMENT – 1.4%
AMC Entertainment Hldgs., Inc.	37,500	566,250
FINANCIAL DATA & SYSTEMS – 2.0%
CoreLogic, Inc.*	8,600	397,406
Morningstar, Inc.	4,245	411,638
		809,044
FOODS – 0.5%
Flowers Foods, Inc.	10,250	197,927
HEALTHCARE SERVICES – 0.8%
Ensign Group, Inc.	15,740	349,428
HOUSEHOLD FURNISHINGS – 0.6%
Ethan Allen Interiors, Inc.	8,030	229,658

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
INSURANCE: LIFE – 1.5%
CNO Financial Group, Inc.	24,830	$613,053
INSURANCE: PROPERTY-CASUALTY – 3.6%
First American Financial Corp.	6,590	369,304
Heritage Insurance Hldgs., Inc.	20,820	375,176
ProAssurance Corp.	7,968	455,371
Radian Group, Inc.	14,500	298,845
		1,498,696
LUXURY ITEMS – 0.5%
Signet Jewelers Ltd.*	3,300	186,615
MACHINERY – AGRICULTURAL – 1.4%
AGCO Corp.	3,950	282,148
Lindsay Corp.	3,205	282,681
		564,829
MACHINERY – CONSTRUCTION & HANDLING – 0.8%
Hyster-Yale Materials Handling, Inc.	3,740	318,498
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES – 1.1%
Patterson Cos., Inc.	13,000	469,690
MEDICAL EQUIPMENT – 1.3%
Bruker Corp.	15,060	516,859
METAL FABRICATING – 1.1%
Timken Co.	9,300	457,095
OIL CRUDE PRODUCER – 0.8%
SM Energy Co.	14,730	325,238
OIL REFINING & MARKETING – 0.8%
PBF Energy, Inc.	8,980	318,341
OIL WELL EQUIPMENT & SERVICES – 2.8%
Oil States International, Inc.*	22,745	643,684
Superior Energy Services, Inc.*	51,655	497,438
		1,141,122
RADIO & TV BROADCASTERS – 0.9%
TEGNA, Inc.	27,000	380,160
RESTAURANTS – 2.3%
Cheesecake Factory, Inc.	10,160	489,509
Papa John’s International, Inc.*	8,000	448,880
		938,389
SEMICONDUCTORS & COMPONENTS – 1.2%
Vishay Intertechnology, Inc.	24,400	506,300

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
SHIPPING – 2.0%
Matson, Inc.	27,480	$820,003
SPECIALTY RETAIL – 4.4%
Express, Inc.*	25,160	255,374
Murphy USA, Inc.*	4,910	394,568
Penske Automotive Group, Inc.	4,090	195,707
Williams-Sonoma, Inc.	18,620	962,653
		1,808,302
STEEL – 1.8%
Carpenter Technology Corp.	8,050	410,469
Commercial Metals Co.	15,500	330,460
		740,929
TEXTILES APPAREL & SHOES – 1.6%
Wolverine World Wide, Inc.	21,050	671,074
TEXTILE PRODUCTS – 1.4%
Unifi, Inc.*	15,780	566,029
TRUCKERS – 0.9%
Heartland Express, Inc.	15,860	370,172
UTILITIES – ELECTRICAL – 1.2%
Portland General Electric Co.	10,700	487,706
UTILITIES – GAS DISTRIBUTORS – 1.8%
New Jersey Resources Corp.	7,700	309,540
Southwest Gas Hldgs., Inc.	5,550	446,664
		756,204
UTILITIES – WATER – 2.3%
American States Water Co.	16,550	958,410
Total Equities
(Cost: $31,407,195)		$35,730,178
Real Estate Investment Trusts – 12.6%
HEALTH CARE – 1.7%
Healthcare Realty Trust, Inc.	7,140	229,337
National Health Investors, Inc.	2,465	185,812
Physicians Realty Trust	14,781	265,910
		681,059

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP VALUE FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
LODGING & RESORT – 6.4%
Hersha Hospitality Trust	47,205	$821,367
RLJ Lodging Trust	18,520	406,884
Ryman Hospitality Properties, Inc.	11,505	794,075
Xenia Hotels & Resorts, Inc.	28,900	623,951
		2,646,277
OFFICE – 0.9%
Cousins Properties, Inc.	40,365	373,376
RESIDENTIAL – 0.6%
Dynex Capital, Inc.	35,945	251,974
RETAIL – 2.1%
Cedar Realty Trust, Inc.	70,620	429,370
Tanger Factory Outlet Centers, Inc.	16,800	445,368
		874,738
STORAGE – 0.9%
Life Storage, Inc.	4,315	384,337
Total Real Estate Investment Trusts (Cost: $4,975,838)		$5,211,761
Total Investments – 99.5% (Cost: $36,383,033)		$40,941,939
Other Assets Less Liabilities – 0.5%		196,347
Net Assets – 100%		$41,138,286

Cost of Investments is $36,769,380 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,765,538
Gross unrealized depreciation	(1,592,979)
Net unrealized appreciation	$4,172,559

* Non-income producing security during the period ended December 31, 2017

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND

Schedule of Investments December 31, 2017

	SHARES	VALUE
Equities – 100.1%
CANADA – 1.1%
Air Canada*	30,000	$617,661
CHINA – 6.6%
China Yongda Automobiles Services Hldgs. Ltd.	747,500	860,119
Geely Automobile Hldgs. Ltd.*	245,000	849,812
Shenzhen Sunway Communication Co. Ltd.*	71,600	557,451
Sunny Optical Technology Group Co. Ltd.*	30,000	383,596
TAL Education Group ADS	15,100	448,621
Weibo Corp.*	5,500	569,030
		3,668,629
DENMARK – 0.9%
SP Group A/S*	2,700	476,494
FINLAND – 1.0%
Konecranes OYJ	12,200	558,910
FRANCE – 1.1%
Ubisoft Entertainment SA*	8,000	615,695
GERMANY – 2.6%
Puma SE*	1,979	861,983
S&T AG*	26,000	561,087
		1,423,070
HONG KONG – 3.0%
Nameson Hldgs. Ltd.	1,546,000	627,273
Singamas Container Hldgs. Ltd.	2,344,000	480,027
United Laboratories International Hldgs. Ltd.*	672,000	546,174
		1,653,474
JAPAN – 8.6%
Daikyonishikawa Corp.	30,000	485,645
MISUMI Group, Inc.	44,900	1,307,051
Outsourcing, Inc.	58,500	1,066,421
Ulvac, Inc.	15,300	964,100
WDB Hldgs. Co. Ltd.	30,000	998,447
		4,821,664
NETHERLANDS – 1.3%
Aalberts Industries NV*	14,200	722,353
NORWAY – 4.7%
Subsea 7 SA	61,800	925,803
Wallenius Wilhelmsen Logistics ASA*	83,900	605,446
XXL ASA*	107,700	1,114,961
		2,646,210

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
SWEDEN – 4.6%
AQ Group AB	12,300	$329,875
Fortnox AB*	86,350	453,693
G5 Entertainment AB*	9,900	383,782
Lifco AB	7,600	263,491
Nolato AB*	10,900	716,205
Tele2 AB*	32,300	396,904
		2,543,950
SWITZERLAND – 1.7%
ams AG	10,600	962,104
UNITED KINGDOM – 7.6%
GVC Hldgs. PLC	50,000	624,409
Hill & Smith Hldgs. PLC	50,000	903,875
Just Eat PLC*	162,800	1,716,576
Robert Walters PLC*	70,600	564,266
RWS Hldgs. PLC*	67,600	420,960
		4,230,086
UNITED STATES OF AMERICA – 55.3%
AGCO Corp.*	8,100	578,583
AMC Entertainment Hldgs., Inc.	56,400	851,640
AMN Healthcare Services, Inc.*	11,700	576,225
AXT, Inc.*	66,600	579,420
Blucora, Inc.*	28,300	625,430
Burlington Stores, Inc.*	15,600	1,919,268
CAI International, Inc.*	22,600	640,032
Callidus Software, Inc.*	20,700	593,055
Callon Petroleum Co.*	34,800	422,820
Carbonite, Inc.*	51,300	1,287,630
Care.com, Inc.*	30,600	552,024
Career Education Corp.*	50,000	604,000
CenterState Bank Corp.	20,600	530,038
CEVA, Inc.*	23,900	1,102,985
Coherent, Inc.*	4,100	1,157,102
Columbus McKinnon Corp.	15,000	599,700
Control4 Corp.*	16,800	499,968
Diamondback Energy, Inc.*	8,000	1,010,000
Extreme Networks, Inc.*	116,200	1,454,824
LHC Group, Inc.*	8,000	490,000
Ligand Pharmaceuticals, Inc.*	5,100	698,343
LogMeIn, Inc.	12,300	1,408,350
Lumentum Hldgs., Inc.*	11,000	537,900
Meritor, Inc.*	22,400	525,504
Monolithic Power Systems, Inc.	5,900	662,924
OraSure Technologies, Inc.*	50,000	943,000
Oshkosh Corp.	5,100	463,539

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
Pacific Premier Bancorp, Inc.*	16,300	$652,000
Patrick Industries, Inc.*	10,500	729,225
Rogers Corp.*	8,900	1,441,088
Silicon Laboratories, Inc.*	6,800	600,440
SkyWest, Inc.	11,100	589,410
Tactile Systems Technology, Inc.*	30,400	880,992
The Children’s Place, Inc.	10,800	1,569,780
Tivity Health, Inc.*	15,000	548,250
TiVo Corp.	35,100	547,560
Triumph Group, Inc.	17,200	467,840
Varonis Systems, Inc.*	20,100	975,855
Vishay Intertechnology, Inc.	12,700	263,525
Williams-Sonoma, Inc.	5,400	279,180
		30,859,449
Total Equities (Cost: $46,153,185)		$55,799,749
Total Investments – 100.1% (Cost: $46,153,185)		$55,799,749
Other Liabilities Less Assets – (0.1)%		(24,470)
Net Assets – 100%		$55,775,279

Cost of Investments is $46,151,240 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$10,408,961
Gross unrealized depreciation	(760,452)
Net unrealized appreciation	$9,648,509

* Non-income producing security during the year ended December 31, 2017

ADS — American depositary share

SECTOR ALLOCATIONS (As a percentage of Net Assets) (unaudited)

Consumer Discretionary	19.9%
Energy	4.2%
Financials	2.1%
Health Care	8.9%
Industrials	23.3%
Information Technology	38.5%
Materials	2.5%
Telecommunication Service	0.7%

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND

Schedule of Investments December 31, 2017

	SHARES	VALUE
Equities – 97.1%
AIRLINES – 0.8%
China Southern Airlines Co. Ltd.*	900,000	$929,616
AUTO COMPONENTS – 3.5%
Minth Group Ltd.	300,000	1,810,467
Nexteer Automotive Group Ltd.*	450,000	1,072,457
Xinyi Glass Hldgs. Ltd.	1,000,000	1,302,973
		4,185,897
AUTOMOBILES – 7.2%
Brilliance China Automotive Hldgs. Ltd.	800,000	2,140,050
Geely Automobile Hldgs. Ltd.	1,500,000	5,202,934
Guangzhou Automobile Group Co. Ltd.	600,000	1,422,263
		8,765,247
BEVERAGES – 3.7%
Kweichow Moutai Co. Ltd.	24,975	2,675,033
Wuliangye Yibin Co. Ltd.	149,930	1,839,129
		4,514,162
BIOTECHNOLOGY – 0.7%
Luye Pharma Group Ltd.*	1,050,000	829,206
COMMERCIAL SERVICE & SUPPLY – 1.1%
China Everbright International Ltd.	900,000	1,285,566
COMMUNICATIONS EQUIPMENT – 2.6%
BYD Electronic International Co. Ltd.	350,000	762,457
Yangtze Optical Fibre and Cable Joint Stock Ltd.*	360,000	1,654,187
ZTE Corp.*	200,000	751,322
		3,167,966
CONSTRUCTION MATERIALS – 0.9%
China Resources Cement Hldgs. Ltd.	1,700,000	1,118,407
CONTAINERS & PACKAGING – 0.7%
CPMC Hldgs. Ltd.*	1,100,000	871,507
DIVERSIFIED CONSUMER SERVICES – 6.3%
China Yuhua Education Corp. Ltd.	2,500,000	1,254,336
New Oriental Education & Technology Group, Inc. ADS	32,000	3,008,000
TAL Education Group ADS	112,000	3,327,520
		7,589,856
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 7.9%
AAC Technologies Hldgs., Inc.	110,000	1,962,652
Hangzhou Hikvision Digital Technology Co. Ltd.	374,845	2,244,926

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
Kingboard Chemical Hldgs. Ltd.	150,000	$811,158
Kingboard Laminates Hldgs. Ltd.	500,000	779,480
Sunny Optical Technology Group Co. Ltd.	210,000	2,685,175
Truly International Hldgs. Ltd.*	2,500,000	1,081,545
		9,564,936
FOOD PRODUCTS – 1.1%
Health & Happiness International Hldgs. Ltd.*	200,000	1,328,572
HEALTHCARE EQUIPMENT & SUPPLIES – 0.3%
AK Medical Hldgs. Ltd.*	1,000,000	390,380
HOTELS, RESTAURANTS & LEISURE – 4.6%
China Lodging Group Ltd. ADS	25,000	3,610,750
Galaxy Entertainment Group Ltd.	250,000	2,006,297
		5,617,047
HOUSEHOLD DURABLES – 6.2%
Gree Electric Appliances Inc., of Zhuhai	399,921	2,683,745
Hangzhou Robam Appliances Co. Ltd.	298,868	2,207,548
Midea Group Co. Ltd.	310,000	2,638,713
		7,530,006
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.9%
Canvest Environmental Protection Group Co. Ltd.	1,900,000	1,121,095
INSURANCE – 1.4%
China Pacific Insurance Group Co. Ltd.*	360,000	1,730,215
INTERNET & DIRECT MARKETING RETAIL – 2.9%
Ctrip.com International Ltd. ADS*	15,000	661,500
JD.com, Inc.*	40,000	1,656,800
Vipshop Hldgs. Ltd.*	100,000	1,172,000
		3,490,300
INTERNET SOFTWARE & SERVICES – 20.9%
58.com, Inc.*	23,000	1,646,110
Alibaba Group Hldg. Ltd. ADS*	34,000	5,862,620
Baidu, Inc.*	6,000	1,405,260
Baozun, Inc.*	40,000	1,262,400
NetEase.com, Inc. ADS	4,200	1,449,294
Sina Corp.	13,000	1,304,030
Tencent Hldgs. Ltd.	180,000	9,353,761
Weibo Corp.*	12,400	1,282,904
YY, Inc.*	16,000	1,808,960
		25,375,339
INFORMATION TECHNOLOGY SERVICES – 0.5%
51Job, Inc.*	10,000	608,500

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
MACHINERY – 0.7%
Singamas Container Hldgs. Ltd.	4,000,000	$819,158
METALS & MINING – 0.4%
Maanshan Iron & Steel Co. Ltd.*	900,000	425,066
OIL, GAS & CONSUMABLE FUELS – 0.9%
Sinopec Kantons Hldgs. Ltd.	1,700,000	1,098,824
PAPER & FOREST PRODUCTS – 0.2%
China Forestry Hldgs. Ltd.*(a)	5,760,000	—
Nine Dragons Paper Hldgs. Ltd.	150,000	240,372
		240,372
PHARMACEUTICALS – 8.0%
CSPC Pharmaceuticals Group Ltd.	1,400,000	2,827,631
Jiangsu Hengrui Medicine Co. Ltd.	255,912	2,710,812
Shanghai Fosun Pharmaceutical Group Co. Ltd.	360,000	2,310,794
United Laboratories International Hldgs. Ltd.*	2,300,000	1,869,344
		9,718,581
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.0%
China Overseas Property Hldgs. Ltd.	4,500,000	1,221,058
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT – 0.9%
WIN Semiconductors Corp.*	110,000	1,046,087
SOFTWARE – 1.1%
Kingdee International Software Group Co. Ltd.*	2,400,000	1,351,611
SPECIALTY RETAIL – 1.8%
China Yongda Automobiles Services Hldgs. Ltd.	1,900,000	2,186,256
TEXTILES, APPAREL & LUXURY GOODS – 3.6%
Nameson Hldgs. Ltd.	4,500,000	1,825,827
Shenzhou International Group Hldgs. Ltd.	270,000	2,571,132
		4,396,959
TRANSPORTATION INFRASTRUCTURE – 1.3%
Shanghai International Airport Co. Ltd.	219,960	1,520,332
UTILITIES – GAS – 2.3%
China Gas Hldgs. Ltd.	500,000	1,382,329
ENN Energy Hldgs. Ltd.	200,000	1,427,126
		2,809,455

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
UTILITIES – WATER – 0.7%
Beijing Enterprises Water Group Ltd.	1,100,000	$851,796
Total Equities (Cost: $73,315,353)		$117,699,375
Total Investments – 97.1% (Cost: $73,315,353)		117,699,375
Other Assets Less Liabilities – 2.9%		3,577,658
Net Assets – 100.0%		$121,277,033

Cost of Investments is $73,944,559 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$46,542,542
Gross unrealized depreciation	(2,787,726)
Net unrealized appreciation	$43,754,816

(a) Certain securities were fair valued under the discretion of the Board of Trustees

* Non-income producing security during the year ended December 31, 2017

ADS — American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People’s Republic of China and Hong Kong)	97.1%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND

Schedule of Investments December 31, 2017

	SHARES	VALUE
Equities – 91.0%
AUSTRALIA – 3.7%
Cochlear Ltd.	33,619	$4,491,714
Evolution Mining Ltd.	7,290,100	15,073,943
NEXTDC, Ltd.*	2,976,700	13,935,861
		33,501,518
CANADA – 6.7%
Air Canada*	810,600	16,689,203
Dollarama, Inc.	34,000	4,247,971
Maple Leaf Foods, Inc.	329,200	9,381,021
Martinrea International, Inc.	772,100	9,852,414
Parex Resources, Inc.*	857,947	12,394,843
Spin Master Corp.*	194,500	8,358,703
		60,924,155
CHINA – 1.1%
Kingboard Laminates Hldgs. Ltd.	5,844,000	9,110,563
Q Technology Group Co. Ltd.*	547,000	770,137
		9,880,700
FINLAND – 1.0%
Konecranes OYJ	201,162	9,215,701
FRANCE – 5.2%
Rubis SCA	172,600	12,214,960
Soitec SA*	84,700	6,042,015
Teleperformance SA	91,000	13,042,897
Ubisoft Entertainment SA*	210,500	16,200,468
		47,500,340
GERMANY – 3.9%
Aixtron SE*	650,700	9,041,404
Aurelius Equity Opportunities SE	251,823	17,211,229
Evotec AG*	271,000	4,389,849
Puma SE	10,906	4,750,274
		35,392,756
IRELAND – 1.8%
Kingspan Group PLC	370,200	16,171,264
JAPAN – 32.6%
D.A. Consortium Hldgs., Inc.	563,800	11,148,404
Daifuku Co. Ltd.	174,800	9,525,378
En-Japan, Inc.*	412,200	19,425,622
Fuji Electric Co. Ltd.*	2,256,000	16,998,837
Fuji Machine Mfg. Co. Ltd.	496,400	9,538,105
Fullcast Hldgs. Co. Ltd.	484,700	9,941,351
Gunosy, Inc.*	257,500	7,850,122
Itochu Techno-Solutions Corp.	292,100	12,676,894

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
KOA Corp.	328,900	$6,795,467
Maeda Corp.*	961,400	13,259,513
MISUMI Group, Inc.	491,100	14,296,055
Mitsui High-Tec, Inc.	403,700	7,319,806
Mitsui Mining & Smelting Co. Ltd.	288,400	16,867,593
Net One Systems Co. Ltd.*	930,900	14,309,464
Nextage Co. Ltd.	909,700	7,443,917
Open House Co. Ltd.	446,400	24,008,733
Outsourcing, Inc.	1,269,100	23,134,958
Systena Corp.*	236,700	7,562,636
Tsugami Corp.*	716,000	9,214,111
Ulvac, Inc.	67,000	4,221,877
UT Group, Co. Ltd.*	519,200	15,091,014
Yaskawa Electric Corp.	157,700	6,949,017
Yokogawa Bridge Hldgs. Corp.	355,500	8,316,823
Zeon Corp.	981,100	14,201,678
Zigexn Co. Ltd.*	516,600	4,135,551
		294,232,926
NETHERLANDS – 4.4%
Aalberts Industries NV*	298,800	15,199,935
ASR Nederland NV*	391,100	16,098,735
BE Semiconductor Industries NV	102,125	8,566,785
		39,865,455
NORWAY – 1.2%
Subsea 7 SA	698,348	10,461,696
SINGAPORE – 2.3%
Venture Corp. Ltd.*	1,370,800	20,979,646
SWEDEN – 5.9%
Evolution Gaming Group AB*	191,100	13,523,369
Indutrade AB	261,300	7,122,512
Saab AB	219,700	10,686,241
Tele2 AB*	1,811,200	22,256,093
		53,588,215
SWITZERLAND – 6.2%
ams AG	157,500	14,295,408
Georg Fischer AG*	10,956	14,480,582
Swiss Life Hldg. AG	28,975	10,257,953
Temenos Group AG	63,393	8,131,478
VAT Group AG	58,508	8,669,631
		55,835,052
UNITED KINGDOM – 15.0%
B&M European Value Retail SA	1,716,973	9,819,222
Bellway PLC	101,300	4,872,849
Burford Capital Ltd.	1,001,100	15,569,963

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND (continued)

Schedule of Investments December 31, 2017

	SHARES	VALUE
Clinigen Group PLC	746,500	$10,380,653
Coats Group PLC.	3,195,600	3,846,196
Fevertree Drinks PLC	357,960	11,004,117
GVC Hldgs. PLC	1,461,000	18,245,241
Intermediate Capital Group PLC	1,169,400	18,092,783
IQE PLC*	5,349,400	9,894,259
Just Eat PLC*	1,340,700	14,136,448
Keywords Studios PLC	746,200	16,118,806
Scapa Group PLC	707,400	4,187,861
		136,168,398
Total Equities (Cost: $643,561,222)		$823,717,822
Total Investments – 91.0% (Cost: $643,561,222)		$823,717,822
Other Assets Less Liabilities – 9.0%		81,674,510
Net Assets – 100%		$905,392,332

Cost of investments is $648,637,476 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$179,811,367
Gross unrealized depreciation	(4,731,021)
Net unrealized appreciation	$175,080,346

* Non-income producing security during the year ended December 31, 2017

SECTOR ALLOCATIONS (As a percentage of Net Assets) (unaudited)

Consumer Discretionary	10.7%
Consumer Staples	2.3%
Energy	2.5%
Financials	8.5%
Health Care	2.1%
Industrials	28.7%
Information Technology	24.1%
Materials	5.6%
Real Estate	2.7%
Telecommunication Service	2.5%
Utilities	1.3%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities December 31, 2017

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
ASSETS
Investment securities at value(a)	$96,749,414	$10,975,765	$40,941,939
Cash	4,855,570	138,015	267,611
Receivable from fund shares sold	326,616	3,978	—
Receivable from securities sold	—	—	547,221
Dividends and interest receivable	5,955	1,904	93,903
Prepaid expenses	20,611	11,164	2,501
Total Assets	101,958,166	11,130,826	41,853,175
LIABILITIES
Payable for fund shares redeemed	99,564	—	—
Payable for securities purchased	118,077	—	650,279
Payable to advisor (see note 3)	84,968	4,563	36,145
Payable to distributor	19,238	1,600	—
Accrued expenses	41,551	27,260	28,465
Total Liabilities	363,398	33,423	714,889
NET ASSETS	$101,594,768	$11,097,403	$41,138,286
NET ASSETS
Investor Class	$92,249,210	$7,533,350	$—
Institutional Class	9,345,558	3,564,053	41,138,286
Total	$101,594,768	$11,097,403	$41,138,286
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	3,671,936	459,224	—
Institutional Class	371,291	216,780	1,901,977
Total	4,043,227	676,004	1,901,977
NET ASSET VALUE
Investor Class, offering price and redemption price	$25.12	$16.40	$—
Institutional Class, offering price and redemption price	$25.17	$16.44	$21.63
ANALYSIS OF NET ASSETS
Capital	$77,344,861	$8,086,157	$35,942,249
Accumulated net investment income	—	—	19,605
Accumulated net realized gains on investments	685,802	851,233	617,526
Net unrealized appreciation/depreciation of investments	23,564,105	2,160,013	4,558,906
Net Assets	$101,594,768	$11,097,403	$41,138,286
(a) Investment securities at cost	$73,185,309	$8,815,752	$36,383,033

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities December 31, 2017 (continued)

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS
Investment securities at value(a)	$55,799,749	$117,699,375	$823,717,822
Cash	—	3,441,894	71,943,099
Receivable from fund shares sold	13,024	39,237	428,323
Receivable from securities sold	453,227	319,380	11,592,899
Dividends and interest receivable	30,600	42,115	1,148,388
Prepaid expenses	12,774	18,960	54,173
Other Receivables	3,924	—	—
Total Assets	56,313,298	121,560,961	908,884,704
LIABILITIES
Payable to custodian bank	401,494	—	—
Payable for fund shares redeemed	46,064	62,450	2,108,649
Payable to advisor (see note 3)	39,788	127,320	920,050
Payable to distributor	10,075	22,517	193,302
Accrued expenses	40,598	71,641	270,371
Total Liabilities	538,019	283,928	3,492,372
NET ASSETS	$55,775,279	$121,277,033	$905,392,332
NET ASSETS
Investor Class	$47,856,389	$107,190,036	$905,392,332
Institutional Class	7,918,890	14,086,997	—
Total	$55,775,279	$121,277,033	$905,392,332
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	1,687,312	6,719,895	35,514,839
Institutional Class	278,728	884,362	—
Total	1,966,040	7,604,257	35,514,839
NET ASSET VALUE
Investor Class, offering price and redemption price	$28.36	$15.95	$25.49
Institutional Class, offering price and redemption price	$28.41	$15.93	$—
ANALYSIS OF NET ASSETS
Capital	$44,996,361	$77,533,796	$709,368,409
Accumulated net investment loss	—	(643,888)	(3,099,384)
Accumulated net realized gains on investments and foreign currency transactions	1,131,997	1,876	18,828,291
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	9,646,921	44,385,249	180,295,016
Net Assets	$55,775,279	$121,277,033	$905,392,332
(a) Investment securities at cost	$46,153,185	$73,315,353	$643,561,222

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Year Ended December 31, 2017

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND
INVESTMENT INCOME
Dividends	$172,861	$30,614
Total Investment Income	172,861	30,614
EXPENSES
Investment advisory fees (see note 3)	491,540	40,501
Management fees (see note 3)	327,693	40,501
Distribution fees and shareholder services (see note 3)	192,937	21,039
Transfer agent fees and expenses	118,524	27,973
Custodian fees and expenses	76,412	46,602
Federal and state registration fees	28,721	25,616
Audit Fees	16,052	16,063
Other	26,546	3,766
Total expenses before reimbursed expenses	1,278,425	222,061
Earnings credit (see note 6)	(29,511)	(2,078)
Expense reimbursement (see note 3)	—	(52,990)
Total Expenses	1,248,914	166,993
NET INVESTMENT LOSS	(1,076,053)	(136,379)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	11,722,651	1,882,024
Change in net unrealized appreciation/depreciation on investments	9,173,971	571,386
Net realized/unrealized gains on investments	20,896,622	2,453,410
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,820,569	$2,317,031

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations  (continued)

	SMALL-CAP VALUE FUND
	Six Months Ended December 31, 2017	Year Ended June 30, 2017
INVESTMENT INCOME
Dividends	$435,698	$823,200
Interest	350	943
Total Investment Income	436,048	824,143
EXPENSES
Investment advisory fees (see note 3)	212,631	438,450
Distribution (12b-1) fees Class A	216	810
Transfer agent fees and expenses	37,070	53,941
Administrative services fees (see note 3)	18,017	48,128
Accounting services fees	10,794	41,714
Audit fees	13,176	16,556
Compliance officer fees	6,243	16,147
Legal fees	18,482	15,046
Printing and postage expenses	731	14,171
Trustees fees and expenses	7,355	9,920
Federal and state registration fees	33,382	7,480
Custodian fees and expenses	11,242	5,551
Non 12b-1 shareholder servicing	321	4,617
Insurance expense	346	845
Other	1,405	2,047
Total expenses before reimbursed expenses	371,411	675,423
Earnings credit (see note 6)	(984)	—
Expense reimbursement (see note 3)	(127,147)	(235,631)
Total Expenses	243,280	439,792
NET INVESTMENT INCOME	192,768	384,351
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	1,020,274	3,472,379
Change in net unrealized appreciation/depreciation on investments	2,105,541	2,010,640
Net realized/unrealized gains on investments	3,125,815	5,483,019
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,318,583	$5,867,370

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations Year Ended December 31, 2017 (continued)

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME
Interest	$—	$—	$358,220
Dividends[a]	406,665	1,657,086	11,471,276
Total Investment Income	406,665	1,657,086	11,829,496
EXPENSES
Investment advisory fees (see note 3)	227,561	1,356,743	10,394,227
Management fees (see note 3)	202,561	—	—
Distribution fees and shareholder services (see note 3)	117,817	253,311	2,078,845
Transfer agent fees and expenses	66,026	165,910	1,224,345
Custodian fees and expenses	81,712	195,523	833,719
Other	64,606	87,741	360,500
Total expenses before reimbursed expenses	760,283	2,059,228	14,891,636
Earnings credit (see note 6)	(11,841)	(14,296)	(182,897)
Expense reimbursement (see note 3)	—	—	(1,404,132)
Total Expenses	748,442	2,044,932	13,304,607
NET INVESTMENT LOSS	(341,777)	(387,846)	(1,475,111)
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	11,146,733	8,534,976	151,777,430
Net realized gains (losses) on foreign currency transactions	2,859	(12,911)	18,107
Net realized gains on investments and foreign currency transactions	11,149,592	8,522,065	151,795,537
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,465,577	38,207,646	129,791,921
Net realized/unrealized gains on investments and foreign currencies	14,615,169	46,729,711	281,587,458
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,273,392	$46,341,865	$280,112,347

a Dividends are net of foreign withholding tax of $13,051, $44,283, and $669,841 for the Emerging Growth Fund, China Opportunities Fund and International Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	MICRO-CAP FUND
	Year Ended December 31, 2017	Year Ended December 31, 2016
FROM OPERATIONS
Net investment loss	$(1,076,053)	$(436,675)
Net realized gains on investment transactions	11,722,651	1,791,865
Change in net unrealized appreciation/depreciation on investments	9,173,971	11,090,702
Net increase in net assets resulting from operations	19,820,569	12,445,892
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	(9,902,719)	(30,385)
Institutional Class	(810,980)	—
Net decrease in net assets from distributions	(10,713,699)	(30,385)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	32,884,653	18,311,660
Proceeds from reinvestment of distributions	9,263,021	27,975
Redemption of shares (see note 5)	(25,827,723)	(14,300,415)
Net increase from investor class share transactions	16,319,951	4,039,220
Institutional Class
Proceeds from sale of shares	8,757,354	—
Proceeds from reinvestment of distributions	652,087	—
Redemption of shares (see note 5)	(374,873)	—
Net increase from institutional class share transactions	9,034,568	—
Net increase in net assets resulting from capital share transactions	25,354,519	4,039,220
Total increase in net assets	34,461,389	16,454,727
NET ASSETS
Beginning of year	67,133,379	50,678,652
End of year	$101,594,768	$67,133,379
ACCUMULATED NET INVESTMENT LOSS	$—	$—
TRANSACTIONS IN SHARES
Investor Class
Shares sold	1,309,936	979,561
Shares issued in reinvestment of distributions	372,278	1,263
Less shares redeemed	(1,059,253)	(799,036)
Net increase from investor class share transactions	622,961	181,788
Institutional Class
Shares sold	359,795	—
Shares issued in reinvestment of distributions	25,693	—
Less shares redeemed	(14,197)	—
Net increase from institutional class share transactions	371,291	—
Net increase from capital share transactions	994,251	181,788

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP OPPORTUNITIES FUND
	Year Ended December 31, 2017	Year Ended December 31, 2016
FROM OPERATIONS
Net investment loss	$(136,379)	$(151,000)
Net realized gains (losses) on investment transactions	1,882,024	(156,948)
Change in net unrealized appreciation/depreciation on investments	571,386	801,025
Net increase in net assets resulting from operations	2,317,031	493,077
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	(454,519)	(384,144)
Institutional Class	(214,960)	—
Net decrease in net assets from distributions	(669,479)	(384,144)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	273,777	840,256
Proceeds from reinvestment of distributions	392,178	320,466
Redemption of shares (see note 5)	(3,971,165)	(2,682,183)
Net decrease from investor class share transactions	(3,305,210)	(1,521,461)
Institutional Class
Proceeds from sale of shares	3,245,758	—
Proceeds from reinvestment of distributions	176,791	—
Redemption of shares (see note 5)	(52,229)	—
Net increase from institutional class share transactions	3,370,320	—
Net increase (decrease) in net assets resulting from capital share transactions	65,110	(1,521,461)
Total increase (decrease) in net assets	1,712,662	(1,412,528)
NET ASSETS
Beginning of year	9,384,741	10,797,269
End of year	$11,097,403	$9,384,741
ACCUMULATED NET INVESTMENT LOSS	$—	$—
TRANSACTIONS IN SHARES
Investor Class
Shares sold	17,281	65,439
Shares issued in reinvestment of distributions	23,783	22,874
Less shares redeemed	(257,517)	(213,492)
Net decrease from investor class share transactions	(216,453)	(125,179)
Institutional Class
Shares sold	209,323	—
Shares issued in reinvestment of distributions	10,702	—
Less shares redeemed	(3,245)	—
Net increase from institutional class share transactions	216,780	—
Net increase (decrease) from capital share transactions	327	(125,179)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP VALUE FUND
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016
FROM OPERATIONS
Net investment income	$192,768	$384,351	$381,008
Net realized gains (losses) on investments	1,020,274	3,472,379	(1,428,428)
Distributions of capital gains from underlying investment companies	—	—	3,957
Change in net unrealized appreciation/ depreciation on investments	2,105,541	2,010,640	154,053
Net increase (decrease) in net assets resulting from operations	3,318,583	5,867,370	(889,410)
FROM DISTRIBUTIONS
Distributions from net investment income
Class A	(787)	(2,679)	(1,441)
Institutional Class	(240,756)	(344,543)	(197,598)
Class N	— [a]	— [a]	— [a]
Distributions from net realized gains on investments
Class A	(29,087)	(95)	(4,450)
Institutional Class	(2,802,857)	(9,713)	(455,754)
Class N	(2)	— [a]	— [a]
Net decrease in net assets from distributions	(3,073,489)	(357,030)	(659,243)
FROM CAPITAL SHARE TRANSACTIONS
Capital received as a result of fund merger – Institutional Class	35,475,705	—	—
Proceeds from sale of shares
Class A	—	24,059	6,082
Institutional Class	5,452,620	1,503,960	2,578,225
Class N	—	—	—
Proceeds from reinvestment of distributions
Class A	29,874	2,774	5,891
Institutional Class	2,661,999	307,866	629,449
Class N	2	—	—
Redemption of shares
Class A	(369,336)	(2,000)	—
Institutional Class	(37,256,215)	(2,364,192)	(1,568,672)
Class N	(24)	—	—
Net increase (decrease) from capital share transactions	5,994,625	(527,533)	1,650,975
Total increase (decrease) in net assets	6,239,719	4,982,807	102,322
NET ASSETS
Beginning of period	34,898,567	29,915,760	29,813,438
End of period	$41,138,286	$34,898,567	$29,915,760
Accumulated Net Investment Income (Loss)	$19,605	$132,187	$155,698

aAmount represents less than $.50

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	SMALL-CAP VALUE FUND
	Six Months Ended December 31, 2017	Year Ended June 30, 2017	Year Ended June 30, 2016
TRANSACTIONS IN SHARES
Class A
Shares sold	—	1,206	318
Shares issued in reinvestment of distributions	1,460	127	352
Less shares redeemed	(17,723)	(93)	—
Net increase (decrease) from capital share transactions	(16,263)	1,240	670
Institutional Class
Shares issued resulting from Fund merger	1,697,578	—	—
Shares sold	257,417	73,691	147,349
Shares issued in reinvestment of distributions	129,651	14,135	37,534
Less shares redeemed	(1,780,166)	(111,722)	(89,969)
Net increase (decrease) from capital share transactions	304,480	(23,896)	94,914
Class N
Shares sold	—	—	—
Shares issued in reinvestment of distributions	—	—	—
Less shares redeemed	(1)	—	—
Net increase (decrease) from capital share transactions	(1)	—	—

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	EMERGING GROWTH FUND
	Year Ended December 31, 2017	Year Ended December 31, 2016
FROM OPERATIONS
Net investment loss	$(341,777)	$(475,158)
Net realized gains (losses) on investments and foreign currency transactions	11,149,592	(2,610,349)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	3,465,577	1,646,604
Net increase (decrease) in net assets resulting from operations	14,273,392	(1,438,903)
FROM DISTRIBUTIONS
Distributions from net realized gains on investments
Investor Class	(5,692,754)	(495,197)
Institutional Class	(961,071)	—
Net decrease in net assets from distributions	(6,653,825)	(495,197)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	3,448,729	2,641,786
Proceeds from reinvestment of distributions	5,304,989	442,346
Redemption of shares (see note 5)	(13,391,316)	(13,393,640)
Net decrease from investor class share transactions	(4,637,598)	(10,309,508)
Institutional Class
Proceeds from sale of shares	7,588,033	—
Proceeds from reinvestment of distributions	714,308	—
Redemption of shares (see note 5)	(113,425)	—
Net increase from institutional class share transactions	8,188,916	—
Net increase (decrease) in net assets resulting from capital share transactions	3,551,318	(10,309,508)
Total increase (decrease) in net assets	11,170,885	(12,243,608)
NET ASSETS
Beginning of year	44,604,394	56,848,002
End of year	$55,775,279	$44,604,394
ACCUMULATED NET INVESTMENT LOSS	$—	$(1,788)
TRANSACTIONS IN SHARES
Investor Class
Shares sold	117,925	112,661
Shares issued in reinvestment of distributions	187,721	18,279
Less shares redeemed	(467,054)	(575,958)
Net decrease from investor class share transactions	(161,408)	(445,018)
Institutional Class
Shares sold	257,221	—
Shares issued in reinvestment of distributions	25,241	—
Less shares redeemed	(3,734)	—
Net increase from institutional class share transactions	278,728	—
Net increase (decrease) from capital share transactions	117,319	(445,018)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	CHINA OPPORTUNITIES FUND
	Year Ended December 31, 2017	Year Ended December 31, 2016
FROM OPERATIONS
Net investment loss	$(387,846)	$(964,232)
Net realized gains (losses) on investments and foreign currency transactions	8,522,065	(176,883)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	38,207,646	(8,723,170)
Net increase (decrease) in net assets resulting from operations	46,341,865	(9,864,285)
FROM DISTRIBUTIONS
Distributions from net investment income
Investor Class	(104,879)	—
Institutional Class	(46,048)	—
Distributions from net realized gains on investments
Investor Class	(6,243,179)	(737,819)
Institutional Class	(825,329)	—
Net decrease in net assets from distributions	(7,219,435)	(737,819)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	8,819,867	9,687,099
Fund reorganization	—	3,891,806
Proceeds from reinvestment of distributions	5,898,283	682,242
Redemption of shares (see note 5)	(35,910,445)	(25,748,981)
Net decrease from investor class share transactions	(21,192,295)	(11,487,834)
Institutional Class
Proceeds from sale of shares	13,012,093	—
Proceeds from reinvestment of distributions	692,275	—
Redemption of shares (see note 5)	(1,554,104)	—
Net increase from institutional class share transactions	12,150,264	—
Net decrease from capital share transactions	(9,042,031)	(11,487,834)
Total increase (decrease) in net assets	30,080,399	(22,089,938)
NET ASSETS
Beginning of year	91,196,634	113,286,572
End of year	$121,277,033	$91,196,634
ACCUMULATED NET INVESTMENT LOSS	$(643,888)	$(353,376)
TRANSACTIONS IN SHARES
Investor Class
Shares sold	577,487	889,059
Fund reorganization	—	350,929
Shares issued in reinvestment of distributions	374,732	63,288
Less shares redeemed	(2,566,998)	(2,288,862)
Net decrease from investor class share transactions	(1,614,778)	(985,586)
Institutional Class
Shares sold	938,237	—
Shares issued in reinvestment of distributions	44,038	—
Less shares redeemed	(97,912)	—
Net increase from institutional class share transactions	884,362	—
Net decrease from capital share transactions	(730,416)	(985,586)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets  (continued)

	INTERNATIONAL OPPORTUNITIES FUND
	Year Ended December 31, 2017	Year Ended December 31, 2016
FROM OPERATIONS
Net investment income (loss)	$(1,475,111)	$432,127
Net realized gains (losses) on investments and foreign currency transactions	151,795,537	(10,130,583)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	129,791,921	(29,841,055)
Net increase (decrease) in net assets resulting from operations	280,112,347	(39,539,511)
FROM DISTRIBUTIONS
Distributions from net investment income	(2,293,493)	(477,077)
Distributions from net realized gains on investments	(93,265,395)	—
Net decrease in net assets from distributions	(95,558,888)	(477,077)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	165,879,893	347,890,912
Proceeds from reinvestment of distributions	81,251,448	394,357
Redemption of shares (see note 5)	(234,806,437)	(338,897,207)
Net increase from capital share transactions	12,324,904	9,388,062
Total increase (decrease) in net assets	196,878,363	(30,628,526)
NET ASSETS
Beginning of year	708,513,969	739,142,495
End of year	$905,392,332	$708,513,969
ACCUMULATED NET INVESTMENT LOSS	$(3,099,384)	$(142,513)
TRANSACTIONS IN SHARES
Shares sold	7,123,857	16,912,636
Shares issued in reinvestment of distributions	3,193,844	19,698
Less shares redeemed	(9,902,311)	(16,479,297)
Net increase from capital share transactions	415,390	453,037

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2017

1. Description of Organization

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of seven Funds of which six are in this report: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Small-Cap Value Fund, the Oberweis Emerging Growth Fund, the Oberweis China Opportunities Fund and the Oberweis International Opportunities Fund (collectively, “the Funds”) are each a series of the Trust. Each Fund in this report except for Oberweis Small-Cap Value Fund and Oberweis International Opportunities Fund currently offers two classes of shares: Investor Class and Institutional Class. Oberweis Small-Cap Value Fund offers only Institutional Class Shares and Oberweis International Opportunities Fund offers only Investor Class shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Emerging Growth Fund, the Oberweis China Opportunities Fund and the Oberweis International Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and,

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2017 (continued)

therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2017:

	MICRO-CAP FUND	SMALL-CAP OPPORTUNITIES FUND	SMALL-CAP VALUE FUND
Level 1 – Equities	$96,749,414	$10,975,765	$35,730,178
REITS	—	—	5,211,761
Total Level 1	96,749,414	10,975,765	40,941,939
Level 2	—	—	—
Level 3	—	—	—
Investment Securities at Value	$96,749,414	$10,975,765	$40,941,939

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2017 (continued)

	EMERGING GROWTH FUND	CHINA OPPORTUNITIES FUND	INTERNATIONAL OPPORTUNITIES FUND
Level 1 – Equities
Total Asia	$10,143,767	$117,699,375	$325,093,272
Total Australia	—	—	33,501,518
Total Europe	14,178,872	—	404,198,877
Total North America	31,477,110	—	60,924,155
Total Level 1	55,799,749	117,699,375	823,717,822
Level 2 – Equities
Total Level 2	—	—	—
Level 3	—	—	—
Total Investments	$55,799,749	$117,699,375	$823,717,822

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year-end.

Significant transfers between Levels 1 and 2 included securities valued at $58,998,878 at December 31, 2016 for the China Opportunities Fund. This movement was primarily the result of certain foreign securities using a systematic fair value model at December 31, 2016 but not at December 31, 2017.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2017 (continued)

Fund Share Valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment Transactions and Investment Income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Expense Allocations.  The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal Income Taxes and Dividends to Shareholders.  It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2017. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year ended December 31, 2017, permanent book and tax differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (“PFIC”) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year/period ended December 31, 2017, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2017 (continued)

	Increases/(Decrease)
	Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
Micro-Cap Fund	$1,117,184	$1,076,053	$(2,193,237)
Emerging Growth Fund	$308,657	$343,565	$(652,222)
Small-Cap Opportunities Fund	$41,876	$136,380	$(178,256)
Small-Cap Value Fund	$57,635	$(63,807)	$6,172
China Opportunities Fund	$554,140	$248,261	$(802,401)
International Opportunities Fund	$8,311,006	$811,733	$(9,122,739)

The tax character of distributions paid during the fiscal year/period ended December 31, 2017 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$2,350,684	$8,363,015	$10,713,699
Emerging Growth Fund	$324,320	$6,329,505	$6,653,825
Small-Cap Opportunities Fund	$92,935	$576,544	$669,479
Small-Cap Value Fund	$854,535	$2,218,954	$3,073,489
China Opportunities Fund	$1,111,685	$6,107,750	$7,219,435
International Opportunities Fund	$13,065,063	$82,493,825	$95,558,888

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Micro-Cap Fund	$—	$30,385	$30,385
Emerging Growth Fund	$—	$495,197	$495,197
Small-Cap Opportunities Fund	$—	$384,144	$384,144
China Opportunities Fund	$—	$737,819	$737,819
International Opportunities Fund	$477,077	$—	$477,077

The Emerging Growth Fund, Small-Cap Opportunities Fund China Opportunities Fund and International Opportunities Fund utilized $2,433,298, $174,960, $128,975, and $27,266,468 respectively, of its capital loss carryforwards during the year ended December 31, 2017.

Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2017, China Opportunities Fund deferred $428,594 of Post October capital losses and $114,153 of qualified late-year losses to January 1, 2018.

As of December 31, 2017 the components of accumulated earnings (deficit) on a tax basis were as follows:

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2017 (continued)

	Undistributed Ordinary Income (deficit)	Undistributed Long-term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Appreciation/ (Depreciation) Foreign Currency Translations
Micro-Cap Fund	$—	$704,055	$—	$23,545,852	$—
Emerging Growth Fund	$25,508	$1,104,546	$—	$9,648,509	$355
Small-Cap Opportunities Fund	$309,433	$548,046	$—	$2,153,767	$—
Small-Cap Value Fund	$164,952	$858,526	$—	$4,172,559	$—
China Opportunities Fund	$—	$529,941	$(542,747)	$43,754,816	$1,227
International Opportunities Fund	$13,882,345	$6,922,818	$—	$175,080,346	$138,414

Accumulated capital and other losses consists of timing differences related to wash sales, late-year losses and capital loss carryforwards.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2017, open federal tax years included the tax years ended 2014 through 2017. The Funds have no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2017 (continued)

advisory fees at an annual rate equal to .40% of average daily net assets. The Small-Cap Value Fund paid monthly investment advisory fees at an annual rate equal to 1.00% of average daily net assets. For investment advisory and management services, the Small-Cap Value Fund, the China Opportunities Fund and International Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.00%, 1.25% and 1.25% of average daily net assets, respectively. For the year ended December 31, 2017, the Micro-Cap Fund, Emerging Growth Fund and Small-Cap Opportunities Fund incurred investment advisory fees totaling $491,540, $227,561 and $40,501, respectively. For the year/period ended December 31, 2017, the Small-Cap Value Fund, China Opportunities Fund and International Opportunities Fund incurred investment advisory and management fees totaling $101,990, $1,356,743 and $10,394,227, respectively. Small-Cap Value Fund also paid $110,641 in investment advisory fees to Cozad Asset Management, Inc., the investment advisor to the Predecessor Fund.

Management agreement.  For management services and facilities furnished, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2017, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $327,693, $202,561, and $40,501, respectively.

Expense reimbursement.  Effective May 1, 2017, OAM contractually agreed to reduce its investment and management fees or reimburse the Micro-Cap Fund and Emerging Growth Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses in any one year 1.55%, 2.24% and 1.60% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Emerging Growth Fund and Micro-Cap Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its management fees or reimburse the Small-Cap Value Fund to the extent that total ordinary operating expenses, as defined, exceed 1.30% expressed as a percentage of the Funds’ average daily assets. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund and China Opportunities Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.30% and 1.99% expressed as a percentage of the Funds’ average daily net assets, respectively. Immediately prior to May 1, 2017 OAM was contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund and Small-Cap Opportunities Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.60% of average daily net assets in excess of $50 million, OAM was contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund and International Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% and 1.60% expressed as a percentage of the Funds’ average daily net assets , respectively. The annual

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2017 (continued)

expense ratio will reflect a blend of both the old and new expense reimbursement arrangements in effect for 2017. For the year/period ended December 31, 2017 OAM reimbursed the Small-Cap Opportunities Fund, Small-Cap Value Fund, and the International Opportunities Fund in the amount of $52,990, $5,035, and $1,404,132, respectively. Cozad Asset Management, Inc., which served as the investment advisor to the Predecessor Fund of Small-Cap Value Fund reimbursed that fund $78,132.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2017, the Trust made no direct payments to its officers and paid $113,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the year ended December 31, 2017, the Micro-Cap Fund, Small-Cap Opportunities Fund, Emerging Growth Fund, China Opportunities Fund and International Opportunities Fund incurred distribution fees totaling $192,937, $21,039, $117,817, $253,311 and $2,078,845, respectively.

Affiliated Commissions.  For the year/period ended December 31, 2017, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund and International Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year/period ended December 31, 2017, other than options written and money market investments, aggregated $85,139,806 and $70,620,184, respectively, for the Micro-Cap Fund, $66,963,306 and $66,943,319, respectively, for the Emerging Growth Fund, $14,111,671 and $13,948,491, respectively, for the Small-Cap Opportunities Fund, $16,274,291 and $12,864,020, respectively, for the Small-Cap Value Fund, $102,127,286 and $120,770,445, respectively, for the China Opportunities Fund and $1,177,002,322 and $1,325,075,661, respectively, for the International Opportunities Fund. The Funds did not hold government securities during the year/period ended December 31, 2017.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the year ended December 31, 2017.

5. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap

THE OBERWEIS FUNDS

Notes to Financial Statements December 31, 2017 (continued)

Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund and the International Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, and International Opportunities Fund were $15,576, $2,309, $13, $32,144 and $61,815, respectively, for the year ended December 31, 2017, and $23,372, $2,327, $60, $12,237 and $328,090, respectively, for the year ended December 31, 2016, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year/period ended December 31, 2017, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund and International Opportunities Fund received credits of $29,511, $11,841, $2,078, $984, $14,296 and $182,897, respectively. During the year/period ended December 31, 2017, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund and International Opportunities Fund incurred interest charges of $10, $1,300, $36, $4, $60 and $659, respectively, which is included in custodian fees and expenses in the Statements of Operations.

7. Reorganization

At a Special Meeting of Shareholders held on September 20, 2017, shareholders of the Cozad Small Cap Value Fund (“Predecessor Fund”) approved an Agreement and Plan of Reorganization pursuant to which the assets and identified liabilities of the Predecessor Fund were transferred to the Oberweis Small-Cap Value Fund (“Fund”) in exchange for institutional class shares of the Fund. The closing of the Reorganization, which was a tax-free transaction, took place at the close of business on September 29, 2017.

Predecessor Fund	Acquiring Fund	Net Assets	Shares Outstanding
Cozad Small Cap Value Fund	Oberweis Small-Cap Value Fund	$35,475,705	1,697,578

8. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	MICRO-CAP FUND
	Years Ended December 31,
	2017	2016	2015	2014	2013
Net asset value at beginning of year	$22.02	$17.68	$17.12	$20.05	$12.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.32)	(.15)	(.24)	(.27)	(.20)
Net realized and unrealized gains (losses) on investments	6.37	4.49	1.34	(1.32)	8.08
Total from investment operations	6.05	4.34	1.10	(1.59)	7.88
Redemption Fees[a]	—	.01	—	.04	.01
Less distributions:
Distribution from net realized gains on investments	(2.95)	(.01)	(.54)	(1.38)	—
Net asset value at end of year	$25.12	$22.02	$17.68	$17.12	$20.05
Total Return (%)	27.90	24.60	6.38	(7.71)	64.88
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$92,249	$67,133	$50,679	$29,251	$35,925
Ratio of gross expenses to average net assets (%)	1.58	1.65	1.72	1.71	1.87
Ratio of net expenses to average net assets (%)[b]	1.54	1.64	1.72	1.71	1.86
Ratio of net investment loss to average net assets (%)	(1.32)	(.80)	(1.35)	(1.38)	(1.28)
Portfolio turnover rate (%)	91	102	133	141	71

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	MICRO-CAP FUND
	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$23.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.18)
Net realized and unrealized gains on investments	4.18
Total from investment operations	4.00
Redemption fees[b]	—
Less distributions:
Distribution from net realized gains on investments	(2.35)
Net asset value at end of period	$25.17
Total Return (%)	16.92	[d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$9,346
Ratio of gross expenses to average net assets (%)	1.32	[e]
Ratio of net expenses to average net assets (%)[c]	1.28	[e]
Ratio of net investment loss to average net assets (%)	(1.04)[e]
Portfolio turnover rate (%)	91

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Not annualized.

e Annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	SMALL-CAP OPPORTUNITIES FUND
	Years Ended December 31,
	2017	2016	2015	2014	2013
Net asset value at beginning of year	$13.89	$13.48	$14.32	$17.04	$12.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.22)	(.22)	(.27)	(.26)	(.17)
Net realized and unrealized gains (losses) on investments	3.77	1.22	1.02	(.64)	6.06
Total from investment operations	3.55	1.00	.75	(.90)	5.89
Redemption Fees[a]	—	—	.02	—	—
Less distributions:
Distribution from net realized gains on investments	(1.04)	(.59)	(1.61)	(1.82)	(.93)
Net asset value at end of year	$16.40	$13.89	$13.48	$14.32	$17.04
Total Return (%)	25.54	7.38	5.10	(5.31)	48.87
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$7,533	$9,385	$10,797	$8,279	$9,392
Ratio of gross expenses to average net assets (%)	2.29	2.40	2.00	2.18	2.39
Ratio of net expenses to average net assets (%)[b]	1.72	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.42)	(1.67)	(1.72)	(1.62)	(1.18)
Portfolio turnover rate (%)	142	150	134	107	134

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	SMALL-CAP OPPORTUNITIES FUND
	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$15.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.11)
Net realized and unrealized gains (losses) on investments	2.39
Total from investment operations	2.28
Redemption Fees[b]	—
Less distributions:
Distribution from net realized gains on investments	(1.04)
Net asset value at end of period	$16.44
Total Return (%)	14.99	[d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$3,564
Ratio of gross expenses to average net assets (%)	1.86	[e]
Ratio of net expenses to average net assets (%)[c]	1.30	[e]
Ratio of net investment loss to average net assets (%)	(.97)[e]
Portfolio turnover rate (%)	142

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Not annualized.

e Annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	SMALL-CAP VALUE FUND
	Six Months Ended December 31, 2017[a]		Year Ended June 30, 2017[d]	Year Ended June 30, 2016[d]	Year Ended June 30, 2015[d]
Net asset value at beginning of period	$21.63		$18.28	$19.35	$20.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.11		.24	.24	.25
Net realized and unrealized gains (losses) on investments	1.83		3.33	(.88)	(.54)
Total from investment operations	1.94		3.57	(.64)	(.29)
Redemption fees[b]	—		—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	(1.80)		(.01)	(.30)	(.22)
Dividends from net investment income	(.14)		(.21)	(.13)	(.14)
Total dividends and distributions	(1.94)		(.22)	(.43)	(.36)
Net asset value at end of period	$21.63		$21.63	$18.28	$19.35
Total Return (%)	9.48	[f]	19.50	(3.08)	(1.43)
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$41,138		$34,548	$29,642	$29,536
Ratio of gross expenses to average net assets (%)	1.97	[e]	2.00	2.03	2.01
Ratio of net expenses to average net assets (%)[c]	1.30	[e]	1.30	1.30	1.30
Ratio of net investment income to average net assets (%)	1.05	[e]	1.15	1.37	1.26
Portfolio turnover rate (%)	35	[f]	76	62	70

Notes:

a For the period from July 1, 2017 through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from advisor.

d The financial highlights set forth herein include the historical financial highlights of the Cozad Small Cap Value Fund (the “Predecessor Fund”). The Predecessor Fund was reorganized into the Oberweis Small-Cap Value Fund on September 29, 2017. Information prior to September 29, 2017 reflects the performance of the Predecessor Fund’s Class I shares.

e Annualized.

f Not annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	EMERGING GROWTH FUND
	Years Ended December 31,
	2017	2016	2015	2014	2013
Net asset value at beginning of year	$24.13	$24.78	$25.72	$30.84	$19.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.19)	(.24)	(.27)	(.39)	(.33)
Net realized and unrealized gains (losses) on investments	8.21	(.14)	2.86	(2.32)	11.48
Total from investmentoperations	8.02	(.38)	2.59	(2.71)	11.15
Redemption Fees[a]	—	—	.02	.02	.01
Less distributions:
Distribution from net realized gains on investments	(3.79)	(.27)	(3.55)	(2.43)	—
Net asset value at end of year	$28.36	$24.13	$24.78	$25.72	$30.84
Total Return (%)	33.30	(1.54)	10.02	(8.75)	56.71
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$47,856	$44,604	$56,848	$47,976	$70,493
Ratio of gross expenses to average net assets (%)	1.52	1.59	1.51	1.49	1.53
Ratio of net expenses to average net assets (%)[b]	1.50	1.59	1.51	1.49	1.53
Ratio of net investment loss to average net assets (%)	(.67)	(.99)	(.95)	(1.32)	(1.35)
Portfolio turnover rate (%)	137	126	200	95	70

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	EMERGING GROWTH FUND
	Period Ended December 31, 2017[a]
Net asset value at beginning of period	$27.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.12)
Net realized and unrealized gains (losses) on investments	4.90
Total from investment operations	4.78
Redemption Fees[b]	—
Less distributions:
Distribution from net realized gains on investments	(3.79)
Net asset value at end of period	$28.41
Total Return (%)	17.49	[d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$7,919
Ratio of gross expenses to average net assets (%)	1.20	[e]
Ratio of net expenses to average net assets (%)[c]	1.18	[e]
Ratio of net investment loss to average net assets (%)	(.59)[d]
Portfolio turnover rate (%)	137

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Not annualized.

e Annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	CHINA OPPORTUNITIES FUND
	Years Ended December 31,
	2017	2016	2015	2014	2013
Net asset value at beginning of year	$10.94	$12.15	$13.79	$16.83	$11.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[a]	(.06)	(.11)	(.09)	(.15)	(.08)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	6.07	(1.01)	(.22)	(.93)	6.68
Total from investment operations	6.01	(1.12)	(.31)	(1.08)	6.60
Redemption Fees[a]	—	—	.01	.02	.01
Less dividends and distributions:
Distribution from net realized gains on investments	(.98)	(.09)	(1.34)	(1.88)	(.75)
Dividends from net investment income	(.02)	—	—	(.10)	(.15)
Total dividends and distributions	(1.00)	(.09)	(1.34)	(1.98)	(.90)
Net asset value at end of year	$15.95	$10.94	$12.15	$13.79	$16.83
Total Return (%)	55.05	(9.22)	(2.20)	(6.27)	59.56
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$107,190	$91,197	$113,287	$166,614	$199,209
Ratio of gross expenses to average net assets (%)	1.92	1.99	1.95	1.93	2.07
Ratio of net expenses to average net assets (%)[b]	1.91	1.98	1.95	1.93	2.07
Ratio of net investment loss to average net assets (%)	(.38)	(.93)	(.61)	(.92)	(.59)
Portfolio turnover rate (%)	97	125	81	127	140

Notes:

a The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class	CHINA OPPORTUNITIES FUND
Period Ended December 31, 2017[a]
Net asset value at beginning of period	$12.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss[b]	(.01)
Net realized and unrealized gains on investments and translation of assets and liabilities denominated in foreign currencies	4.19
Total from investment operations	4.18
Redemption Fees[b]	—
Less dividends and distributions:
Distribution from net realized gains on investments	(.98)
Dividends from net investment income	(.05)
Total dividends and distributions	(1.03)
Net asset value at end of period	$15.93
Total Return (%)	32.87 [d]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$14,087
Ratio of gross expenses to average net assets (%)	1.60 [e]
Ratio of net expenses to average net assets (%)[c]	1.59 [e]
Ratio of net investment loss to average net assets (%)	(.12)[e]
Portfolio turnover rate (%)	97

Notes:

a For the period from May 1, 2017 (commencement of operations) through December 31, 2017.

b The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements.

d Not annualized.

e Annualized.

THE OBERWEIS FUNDS

Financial Highlights  (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Investor Class	INTERNATIONAL OPPORTUNITIES FUND
	Years Ended December 31,
	2017	2016	2015	2014	2013
Net asset value at beginning of year	$20.19	$21.33	$18.56	$19.45	$12.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)[a]	(.04)	.01	.01	(.06)	(.01)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	8.26	(1.15)	2.79	(.85)	6.99
Total from investment operations	8.22	(1.14)	2.80	(.91)	6.98
Redemption Fees[a]	—	.01	.01	.02	.02
Less dividends and distributions:
Distribution from net realized gains on investments	(2.85)	—	—	—	(.20)
Dividends from net investment income	(.07)	(.01)	(.04)	—	(.09)
Total dividends and distributions	(2.92)	(.01)	(.04)	—	(.29)
Net asset value at end of year	$25.49	$20.19	$21.33	$18.56	$19.45
Total Return (%)	40.77	(5.28)	15.14	(4.58)	55.01
RATIO/SUPPLEMENTAL DATA
Net Assets at end of year (in thousands)	$905,392	$708,514	$739,142	$408,675	$166,487
Ratio of gross expenses to average net assets (%)	1.79	1.82	1.85	1.89	2.20
Ratio of net expenses to average net assets (%)[b]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	(.18)	.05	.05	(.33)	(.05)
Portfolio turnover rate (%)	153	139	214	212	176

Notes:

a The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.

b The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Oberweis Funds
  and the Shareholders of Oberweis Micro-Cap Fund,
  Oberweis Small-Cap Opportunities Fund,
  Oberweis Small Cap Value Fund,
  Oberweis Emerging Growth Fund,
  Oberweis China Opportunities Fund,
  and Oberweis International Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund, Oberweis Emerging Growth Fund, Oberweis China Opportunities Fund, and Oberweis International Opportunities Fund, each a series of shares of beneficial interest in The Oberweis Funds, including the schedules of investments, as of December 31, 2017, and the related statements of operations for the year or period then ended and the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended, and the related notes and schedules (collectively referred to as the “financial statements”). The financial highlights for each of the years in the three-year period ended December 31, 2015 were audited by other auditors whose report, dated February 25, 2016, expressed an unqualified opinion on such financial highlights.

We have also audited the accompanying statement of assets and liabilities of Oberweis Small Cap Value Fund (formerly Cozad Small Cap Value Fund) (collectively with the above entities, the “Funds”), including the schedule of investments as of December 31, 2017, and the related statements of operations and changes in net assets and the financial highlights for the period ended December 31, 2017. The statement of operations for the year ended June 30, 2017, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2017, and the financial highlights for each of the years or periods in the three-year period ended June 30, 2017 were audited by other auditors whose report, dated August 29, 2017, expressed an unqualified opinion on such statements.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or period in the two-year period then ended and their financial highlights for each of the years or period in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Oberweis Funds since 2016.

Philadelphia, Pennsylvania
February 28, 2018

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited)

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
NONINTERESTED TRUSTEES
Katherine Smith Dedrick (60) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004[1]
Gary D. McDaniel (69) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004[1]
James G. Schmidt (70) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003[1]
INTERESTED TRUSTEES
James D. Oberweis (71) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee[2]	Trustee and Officer since July, 1986[1]
James W. Oberweis (43) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996[3]
Patrick B. Joyce (58) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President Chief Compliance Officer and Treasurer	Officer since October, 1994[3]
David I. Covas (42) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004[3]
Kenneth S. Farsalas (47) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009[3]
Eric V. Hannemann (44) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005[3]

1 Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

2 James D. Oberweis is an interested trustee of the Fund since he is a shareholder of Oberweis Asset Management, Inc., the Fund’s investment advisor.

3 Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 800-323-6166.

TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited) (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Smith Dedrick Properties, Inc., 2016 to present; President – KSD Law P.C., 2015 to present; President – KSD Global Consulting, Inc., 2015 to present; Executive Committee Member, Risk Worldwide NZ Ltd., 2011 to 2016; President – Aggressive Publishing, Inc., 2010 to present; Member – Risk Worldwide LLC, 2007 to 2016; Partner – Childress Duffy, Ltd., 2007 to 2015.	7	None
Chairman – Star Packaging Corp., 2012 to 2013.	7	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	7	None

Illinois State Senator, January 2013 to present; Chairman – Oberweis Dairy, Inc. December, 1986 to present. Chairman – Diamond Marketing Solutions November, 2009 to present.	7	None
President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director –  Oberweis Securities, Inc., September, 1996 to present.
	Not Applicable	None
Executive Vice President, Secretary and Director –  Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director –  Oberweis Securities, Inc. September, 1996 to present.
	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Qualified Dividend Income

For the year/period ended December 31, 2017, 6.99%, 98.99%, 31.68%, 100%, 36.37%, and 75.18%, of the dividends paid from net investment income for the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund and International Opportunities Fund, respectively are designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year/period ended December 31, 2017, 6.51%, 17.17%, 27.92% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund and Small-Cap Value Fund, respectively.

Long-term Capital Gain

The Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund China Opportunities Fund and International Opportunities Fund designate $8,363,015, $6,329,505, $576,544, $20,105, $6,107,749, and $82,493,825 respectively, as long-term capital gain distribution.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, Small-Cap Value Fund, China Opportunities Fund and International Opportunities Fund) portfolio securities to the Funds’ investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge, upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Approval of Investment Advisory Contracts:

The Investment Advisory Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) with respect to the Micro-Cap, Emerging Growth and Small-Cap Opportunities Funds and the Investment Advisory and Management Agreements for each of the China Opportunities Fund and International Opportunities Fund (collectively, the “Agreements”) were last approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to such Agreements or interested persons of any such party

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

(the “independent trustees”), on August 17, 2017. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreements was in the best interests of the shareholders of each Fund. The independent trustees were assisted by legal counsel in making their determination.

The Board noted that OAM has been associated with each Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment advisor is in the best interests of shareholders, and that shareholders have invested in the Funds knowing that OAM manages the Funds and knowing the investment advisory fee schedules.

Nature, Quality and Extent of Services.  With respect to the nature, quality and extent of the services provided by OAM pursuant to the Agreements, as applicable, the Board considered the functions performed by OAM and the personnel providing such services, management capabilities, information contained in OAM’s Form ADV, OAM’s financial condition and the compliance reports provided to the Board, and the culture of compliance created by OAM, including the competency of the chief compliance officer of the Trust. The Board also considered the experience, academic background, long tenure and structure of the portfolio management/strategy investment teams and their respective roles, the investment process with respect to the types of investments held by the Funds as well as the honesty and integrity of OAM, and that OAM personnel are open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services provided to each Fund by OAM were appropriate, and that the quality of such services was good.

The Board also reviewed the reports prepared by OAM containing information on total returns and average annual total returns of the Funds over various periods of time, as compared to relevant market indices and other mutual funds pursuing broadly similar strategies in addition to the information presented at the meeting. The Board noted that the peer group mutual funds had been provided by OAM at a previous meeting, and includes funds currently in existence that were similar in investment objective to each of the respective Funds. The Board noted that performance of the Funds (Investor Class Shares, as applicable) for the year-to-date, one-, three-, five- and 10-year or inception-to-date periods ended July 31, 2017, as applicable, was mixed but generally good. Based on the information provided, the Board concluded that: (i) as to the Micro-Cap Fund, the Fund outperformed in varying degrees five of the six other mutual funds included in the report and the two relevant market indices for the year-to-date period, the Fund outperformed in varying degrees the six other mutual funds included in the report and the two relevant market indices for the one-year, three-year and five-year periods, and that the Fund outperformed five of the six other mutual funds included in the report and that in one instance outperformed and in the other instance underperformed the relevant market indices for the 10-year period; (ii) as to the Emerging Growth Fund, the Fund outperformed in varying degrees all but one of the 10 mutual funds included in the report and outperformed the relevant market index for the year-to-date, three-year and five-year periods, the Fund in some instances outperformed in varying degrees the other mutual funds in the report and in other instances underperformed in varying degrees the other mutual funds included in the report and outperformed the relevant market index for the one-year period, and the Fund in some instances outperformed in varying degrees the other mutual funds in the report and in other instances underperformed in varying degrees the other mutual funds in the report and underperformed the relevant market index for the 10-year period; (iii) as to the Small-Cap Opportunities Fund, the Fund underperformed in varying degrees the eight other mutual funds in the report and outperformed in varying degrees the two relevant market indices for the year-to-date period, the Fund underperformed in varying degrees all but one of

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

the eight other mutual funds in the report and underperformed in varying degrees the relevant market indices for the one-year and five-year periods, the Fund underperformed in varying degrees seven of the eight other mutual funds in the report and underperformed the relevant market indices for the three-year period, and underperformed the other mutual funds included in the report and the relevant market indices for the 10-year period; (iv) as to the China Opportunities Fund, the Fund outperformed in varying degrees the nine other mutual funds in the report and in other instances underperformed in varying degrees the other mutual funds in the report and outperformed the two relevant market indices for the year-to-date and one-year periods, the Fund underperformed in varying degrees all but one of the nine other mutual funds in the report and outperformed the relevant market indices for the three-year period, the Fund outperformed in varying degrees the other mutual funds in the report and outperformed the relevant market indices for the five-year period, and the Fund in some instances outperformed in varying degrees the other mutual funds in the report and in other instances underperformed the other mutual funds in the report and outperformed the relevant market indices for the 10-year period; and (v) as to the International Opportunities Fund, the Fund in some instances outperformed in varying degrees the 10 other mutual funds in the report and in other instances underperformed in varying degrees the other mutual funds in the report and outperformed the relevant market index for the year-to-date period, the Fund in some instances outperformed in varying degrees the 10 other mutual funds in the report and in other instances underperformed the other mutual funds in the report and underperformed the relevant market index for the one-year period, the Fund outperformed in varying degrees all but one of the 10 other mutual funds in the report and outperformed the relevant market index for the three-year period and the Fund outperformed in varying degrees all of the other mutual funds in the report and the relevant market index for the five-year and 10-year periods.

Fees and Expenses.  For each Fund, the Board compared the amounts paid to OAM for advisory and management services and each Fund’s expense ratio (Investor Class Shares, as applicable) with other mutual funds pursuing broadly similar strategies, as included in the reports prepared by OAM.

This information showed that the advisory and management fees of the Micro-Cap Fund were the same as two of the six other mutual funds, lower than two of the six other mutual funds, and higher than two of the six other mutual funds, the advisory and management fees of the Emerging Growth Fund were the same as two of the 10 other mutual funds, lower than six of the 10 other mutual funds, and higher than two of the 10 other mutual funds, the advisory and management fees of the Small-Cap Opportunities Fund were lower than all but three of the eight other mutual funds, the advisory and management fees of the International Opportunities Fund were the same as two of the 10 other mutual funds, lower than two of the 10 other mutual funds and higher than six of the 10 other mutual funds, and the advisory and management fees of the China Opportunities Fund were higher than all but one of the nine other mutual funds. The information also showed that the expense ratio of the Micro-Cap Fund was higher than five of the six other mutual funds, the expense ratio of the Emerging Growth Fund was higher than seven of the 10 other mutual funds, the expense ratio of the International Opportunities Fund was higher than nine of the 10 other mutual funds, the expense ratio of the China Opportunities Fund was higher than the nine other mutual funds, and the expense ratio of the Small-Cap Opportunities Fund was higher than seven of the eight other mutual funds. The Board also noted that the Small-Cap Opportunities Fund was significantly smaller in size relative to the eight other funds included in the report. In addition, the Board considered amounts paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided, the level of responsibility required under the Agreements with the Funds and the regulatory and operational requirements with respect to

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

the Funds, were greater than OAM’s obligations for similar client accounts, and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information considered, the Board concluded that each Fund’s advisory and management fees were reasonable and/or appropriate in amount, given the quality of services provided and taking into consideration relevant circumstances.

Profitability.  With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory fees received by OAM from each of the Funds. The Board also considered the explanation from OAM that the profits realized by OAM specifically from the relationship with the Funds could not be identified due to the impracticality of expense allocation, noting the difficulty of breaking down profitability related to the Funds versus other advisory accounts because management and personnel time and services are not allocated between the various types of accounts, and OAM believed that while the profits could not be itemized, the overall profitability of OAM was average to below average relative to other investment advisory firms, that the advisory fees charged the Funds were consistent with other advisory clients, and that OAM reimburses the Funds if expense ratios exceed certain limits. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale.  The Board also considered the extent to which economies of scale would be realized as each Fund grows, and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted that the advisory fee for the Emerging Growth Fund has a breakpoint designed to share economies of scale with shareholders. The Board also noted asset capacity constraints for the Funds that limit economies of scale and the expense reimbursements made by OAM to several of the Funds. The Board concluded with respect to each Fund that each Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates.  The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds, including fees received by an affiliate of OAM for distribution services and benefits to OAM related to soft dollars generated by the Funds as well as other OAM advisory clients. The Board also noted that during the past year none of the Funds’ brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all of the information and factors deemed relevant by the Board, and based upon its own business judgment and the conclusions reached, the Board determined to approve the continuance of the Agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Approval of Investment Advisory Contract:

The Investment Advisory and Management Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) (the “Agreement”) with respect to the Small-Cap Value Fund (the “Fund”) was approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to the Agreement or interested persons of any such party (the “independent trustees”), on May 19, 2017. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreement was in the best interests of the shareholders of the Fund. The independent trustees were assisted by legal counsel in making their determination.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

Nature, Quality and Extent of Services.  With respect to the nature, extent and quality of services to be provided by OAM, the Board considered the functions to be performed by OAM and the personnel that will provide such services, including the fact that the Fund will be managed by the same persons and generally in the same fashion as the Cozad Small-Cap Value Fund, the predecessor fund (“Cozad Fund”). The Board also considered OAM’s financial condition and the culture of compliance created by OAM, including the competency of the Trust’s chief compliance officer and the fact that the Trust and OAM have not had any material compliance issues. The Board also considered the experience, academic background, tenure and structure of the Trust’s portfolio management team along with the Cozad team responsible for managing the Cozad Fund that will be joining OAM, as well as the honesty and integrity of OAM. Further, the Board noted that OAM personnel are always open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services to be provided to the Fund by OAM were appropriate and that the quality of such services was expected to be good.

The Board also considered the reports prepared by OAM containing information on the total returns and average annual total returns of the Cozad Fund over various periods of time, as compared to other mutual funds pursuing broadly similar strategies in addition to the information presented at the meeting. In reviewing the performance information provided in the Board materials, the Board concluded that the Cozad Fund generally underperformed in varying degrees all but two of the 11 other mutual funds in the report for the year-to-date period ended May 15, 2017, and that it in some instances outperformed in varying degrees the other mutual funds included in the report and in other instances underperformed in varying degrees the other mutual funds in the report for the one-year, three-year and five-year periods.

Fees and Expenses.  The Board reviewed the reports prepared by OAM containing information on expenses based on OAM’s investment advisory and management fee of 1% and expense cap of 1.3% for the Fund. The Board compared the amounts to be paid to OAM for advisory services for the Fund and the Fund’s expense ratio with other mutual funds pursuing broadly similar strategies, as included in the reports prepared by OAM. This information showed that the advisory and management fees would be the same as or lower than nine of the other 11 mutual funds and that the expense ratio of the Fund coupled with the expense cap would be lower than or equal to seven of the 11 other mutual funds.

In addition, the Board considered the expense cap for the Fund and noted the monies expended by OAM for the start-up of the Fund, including the organizational expenses. Based on the information considered, the Board concluded that the Fund’s advisory and management fees were reasonable in amount given the quality of services expected to be provided and taking into consideration other relevant circumstances.

Economies of Scale.  The Board also considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted the asset capacity constraints for the Fund which limit economies of scale. The Board concluded that the Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM or Its Affiliates.  With respect to other incidental benefits to be received by OAM or its affiliates from their relationship with the Fund, the Board considered the fact that the Fund would not pay any 12b-1 fees and, as such, Oberweis Securities, Inc., as distributor for the Fund, would not receive payments for its distribution services. The Board also considered potential benefits to OAM related to soft dollars.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

After due consideration of all of the information and factors deemed relevant by the Board, the Board determined that the Agreement was a reasonable business arrangement. In reaching its determination, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17– 12/31/17	Expense Ratio During Period 7/1/17– 12/31/17
MICRO-CAP FUND
Investor Class
Actual	$1,000.00	$1,167.63	$8.41	1.54%
Hypothetical	$1,000.00	$1,017.44	$7.83	1.54%
Institutional Class
Actual	$1,000.00	$1,139.64	$6.90	1.28%
Hypothetical	$1,000.00	$1,018.75	$6.51	1.28%
SMALL-CAP OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,146.44	$9.31	1.72%
Hypothetical	$1,000.00	$1,016.53	$8.74	1.72%
Institutional Class
Actual	$1,000.00	$1,148.36	$7.04	1.30%
Hypothetical	$1,000.00	$1,018.65	$6.61	1.30%
SMALL-CAP VALUE FUND
Institutional Class
Actual	$1,000.00	$1,038.04	$6.68	1.30%
Hypothetical	$1,000.00	$1,018.65	$6.61	1.30%
EMERGING GROWTH FUND
Investor Class
Actual	$1,000.00	$1,146.29	$8.11	1.50%
Hypothetical	$1,000.00	$1,017.64	$7.63	1.50%
Institutional Class
Actual	$1,000.00	$1,147.71	$6.39	1.18%
Hypothetical	$1,000.00	$1,019.26	$6.01	1.18%
CHINA OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,241.73	$10.79	1.91%
Hypothetical	$1,000.00	$1,015.58	$9.70	1.91%
Institutional Class
Actual	$1,000.00	$1,243.11	$8.99	1.59%
Hypothetical	$1,000.00	$1,017.19	$8.08	1.59%
INTERNATIONAL OPPORTUNITIES FUND
Investor Class
Actual	$1,000.00	$1,170.17	$8.75	1.60%
Hypothetical	$1,000.00	$1,017.14	$8.13	1.60%

* Expenses are equal to the average account value times the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD LLP
1835 Market Street, Philadelphia, PA 19103

The Oberweis Funds

Micro-Cap Fund
Emerging Growth Fund
Small-Cap Opportunities Fund
Small-Cap Value Fund
China Opportunities Fund
International Opportunities Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ANNUAL REPORT

Oberweis International Opportunities Institutional Fund (OBIIX)

December 31, 2017

oberweisfunds.com

1

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited)

Dear Shareholder:

Thank you for your investment in the Oberweis International Opportunities Institutional Fund (OBIIX). This fund, which is managed by Ralf Scherschmidt and team, seeks to invest in small and mid-cap companies primarily outside of the United States which are experiencing positive fundamental changes not yet fully reflected in market prices. We are pleased to report favorable results for the fourth quarter and full year 2017. For the year, the Oberweis International Opportunities Institutional Fund returned 40.99% versus 34.27% for the MSCI World ex-USA Small Cap Growth Index. In the fourth quarter, the Fund returned 7.48% versus 6.43% for the benchmark.

The Year in Review

The year’s strong outperformance was primarily attributable to favorable stock selection (as opposed to overweights in specific countries or sectors). Specifically, our equity investments in Japan and the United Kingdom were the largest positive contributors. Interestingly, while Japan underperformed in the first quarter, it rebounded strongly and finished the year as a top contributor. Our stock picks in Australia, Switzerland, and Canada performed exceptionally well — generating even more excess return than Japan or the United Kingdom, although these countries comprise smaller weights and therefore had a smaller impact on the overall portfolio return. Our investments in Germany underperformed in 2017, but in the aggregate 2017 was an excellent year.

At the sector level, our Information Technology investments were the most important contributor to the portfolio’s return in 2017. Smartphone component manufacturers such as Sunny Optical (2382 HK) and ams AG (AMS SW) were two of our best performing holdings. Both benefitted from smartphone makers adding higher-quality camera lenses and 3D sensing capabilities to increase product differentiation.

Interestingly, global volatility remained low in 2017. Using the CBOE’s VIX Index as a proxy, 2017 ranked as the “quietest” year for market volatility since 1990. Complacency prevailed over what might otherwise be construed as above-average geopolitical uncertainty, given inflated North Korean tensions, continued Eurozone unity worries, and the uncertain direction of U.S. trade policy under the Trump administration. Three interest rate hikes from the U.S. Federal Reserve and a hint of more to come were also easily digested by equity markets. Accelerating global earnings growth (Europe posted double digit year-on-year earnings growth in each of the first three reported quarters of 2017) and a U.S. tax cut that could further stoke growth appear to have “Trumped” geopolitical concerns — at least for now. This macro backdrop was positive for our bottoms-up philosophy, which focuses exclusively on companies generating better than expected earnings due to underappreciated business fundamentals.

Outlook

Consistent with the last few quarters, our outlook for international equities is somewhat mixed. On the positive side, growth in the Eurozone remains strong, with the Markit Eurozone Manufacturing Index posting its highest reading of the year in December. The outlook for Eurozone earnings growth seems promising, particularly if GDP growth continues. Eurozone earnings remain nearly 20% lower than the peak earnings level achieved in 2008, while earnings in the US have far eclipsed their pre-financial crisis peaks. If Europe’s economy is simply lagging the U.S., one might expect more efficient asset utilization to drive profit margin expansion. For example, consider the margin expansion that occurs as manufacturing firms continue to soak up excess factory capacity. The rebound in the Euro, however, represents a

2

PRESIDENT AND PORTFOLIO MANAGER’S LETTER (unaudited) (continued)

potential headwind for European earnings in 2018 and European expectations feel higher post a year of net inflows into the region. As a result, we enter the year underweight the Eurozone. In the U.K, ongoing Brexit uncertainty likely keeps future growth expectations muted but also means the bar is set relatively low for UK companies. We are slightly overweight the U.K but the exposure is largely related to companies geared toward global economic activity. We believe the U.K. consumer is challenged by lackluster wage growth in the face of higher overall inflation.

In Japan, we continue to like the combination of attractive valuations, an increasing willingness by Japanese corporations to return excess cash to shareholders, and a tight labor market which could spur some much-needed wage inflation. We found more Japanese investment ideas in the second half of 2017 and enter 2018 with a slight overweight.

When we think about international growth generally, we believe tax reform in the U.S. is likely to provide a boost to U.S. earnings in 2018, although the long-term implications are less clear. If U.S. corporations use the excess cash to re-invest, there are likely positive implications and benefits for international companies, potentially increasing the marginal probability of surprise.

Lastly, it is worth nothing that growth outperformed value stocks in 2017, and while the magnitude was large, it didn’t fully recover the outperformance of value stocks in 2016. Recently, many market pundits have questioned if technology — the sector most synonymous with growth and the best-performing sector in our universe in 2017 — can provide an encore performance this year. While there is always a temptation to assume mean reversion, we continue to find a quality and quantity of technology investments that lead us to maintain our overweight position from 2017. While we are cognizant of the potential risk of a style transition from growth to value, the data to support such a change is unclear. Our friends at Empirical Research Partners found that there is only ‘weak’ statistical evidence to suggest that a prior year’s winning sector will not repeat the following year.

We appreciate your investment in The Oberweis Funds and are grateful for the trust you have shown us with your valuable investments. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA President	Ralf Scherschmidt Portfolio Manager

3

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited)

Market Environment

Global equities returned 22.40% in 2017, as measured by the MSCI World Index. Global small-caps, as measured by the MSCI World Small-Cap Index, returned 22.66%. International small-caps outperformed U.S. small-caps, as evidenced by the 31.04% return on the MSCI World ex-USA Small-Cap Index. Non-US small cap growth companies outperformed Non-US small-cap value companies. The MSCI World ex-USA Small-Cap Growth Index return 34.27% versus 27.93% for the MSCI World ex-USA Small-Cap Value Index.

Discussion of The International Opportunities Institutional Fund

The International Opportunities Institutional Fund returned 40.99% versus 34.27% for the MSCI World ex-US Small Cap Growth Index. The portfolio benefitted from stock selection in Japan, the United Kingdom, and Australia offset by adverse stock selection and an underweight allocation in Germany. An underweight allocation in Finland also detracted from performance. On a sector level, the portfolio benefitted from stock selection in Technology, Consumer Discretionary, and Industrials. At the stock level, Sunny Optical Technology (2382 HK), Open House (3288 JP), and AMS (AMS SW) were among the top contributors to performance; Takeuchi Manufacturing (6432 JP), Outokumpu (OUT1V FH), and Japan Lifeline (7575 JP) were among the top detractors.

At year-end, the portfolio was invested in 72 stocks in 14 countries. Our top five country weightings (portfolio weighting versus the MSCI World ex-US Small Cap Growth Index) at the end of the quarter were Japan (31.7% vs. 28.2%), the United Kingdom (14.5% vs. 15.7%), Canada (6.6% vs. 9.1%), Switzerland (5.9% vs. 4.9%), and Sweden (5.8% vs. 5.6%). On a sector basis, as of year-end, the portfolio was overweight information technology (23.1% vs. 17.6%) and underweight consumer staples (2.2% vs. 8.9%). In addition, we ended the quarter with slightly above-average cash levels to provide flexibility entering 2018.

For current performance information, please visit oberweisfunds.com.

4

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Oberweis International Opportunities
Institutional Fund

At December 31, 2017

Asset Allocation (%)
Equities	88.5
Commercial Paper	2.4
Other Assets in excess of Liabilities	9.1
100.0

Top Holdings (%)
Open House Co. Ltd.	2.6
Outsourcing, Inc.	2.5
Tele2 AB	2.4
Venture Corp. Ltd.	2.3
En-Japan, Inc.	2.1
GVC Hldgs. PLC	2.0
Intermediate Capital Group PLC	1.9
Mitsui Mining & Smelting Co. Ltd.	1.8
Aurelius Equity Opportunities SE	1.8
Fuji Electric Co. Ltd.	1.8
Other Holdings	78.8
100.0

Top Industries (%)
Professional Services	8.7
Machinery	8.2
Capital Markets	5.4
Semiconduct & Semi Equip	5.4
Electronic Equipment, Instruments & Components	4.7
IT Services	4.6
Software	4.3
Hotels Restaurants & Leisure	3.5
Metals & Mining	3.5
Internet Software & Svc	3.4
Other Industries	48.3
100.0

5

MANAGEMENT DISCUSSION ON FUND PERFORMANCE (unaudited) (continued)

Average Annual Total Returns1 (for the Periods Ended December 31, 2017)

	1 YR (%)	SINCE INCEPTION[2] (%)	EXPENSE RATIO[3] (%)
OBIIX	40.99	8.95	1.10
MSCI World ex-U.S. Small Cap Growth	34.27	8.55

Growth of a $10,000 Investment  (from March 10, 2014 to December 31, 2017)

1 Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

2 Since Inception returns are from commencement of operations on 03/10/14 for the Fund.

3 Expense ratio is the total annual net fund operating expense ratio as of 12/31/17. The expense ratio gross of any fee waivers or expense reimbursement was 1.15%.

6

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2017

	SHARES	VALUE
Equities – 88.5%
AUSTRALIA – 3.5%
Cochlear Ltd.	37,500	$5,010,241
Evolution Mining Ltd.	8,167,200	16,887,547
NEXTDC Ltd.*	3,194,200	14,954,120
		36,851,908
CANADA – 6.6%
Air Canada*	906,300	18,659,542
Dollarama, Inc.	38,300	4,785,215
Maple Leaf Foods, Inc.	370,900	10,569,322
Martinrea International, Inc.	878,700	11,212,687
Parex Resources, Inc.*	961,300	13,887,994
Spin Master Corp.*	217,900	9,364,326
		68,479,086
CHINA – 1.1%
Kingboard Laminates Hldgs. Ltd.	6,546,500	10,205,733
Q Technology Group Co. Ltd.*	616,000	867,284
		11,073,017
FINLAND – 1.0%
Konecranes OYJ	228,759	10,479,984
FRANCE – 5.1%
Rubis SCA	193,100	13,665,752
Soitec SA*	94,634	6,750,650
Teleperformance SA	100,400	14,390,185
Ubisoft Entertainment SA*	235,265	18,106,428
		52,913,015
GERMANY – 3.8%
Aixtron SE*	728,524	10,122,760
Aurelius Equity Opportunities SE	278,000	19,000,336
Evotec AG*	302,700	4,903,348
Puma SE	11,834	5,154,478
		39,180,922
IRELAND – 1.8%
Kingspan Group PLC	421,265	18,401,911
JAPAN – 31.7%
D.A. Consortium Hldgs., Inc.	630,000	12,457,422
Daifuku Co. Ltd.	195,700	10,664,282
En-Japan, Inc.*	460,600	21,706,554
Fuji Electric Co. Ltd.*	2,520,000	18,988,063
Fuji Machine Mfg. Co. Ltd.	556,100	10,685,214
Fullcast Hldgs. Co. Ltd.	538,900	11,053,010
Gunosy, Inc.*	288,100	8,782,991

See accompanying notes to the financial statements.

7

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2017 (continued)

	SHARES	VALUE
Itochu Techno-Solutions Corp.	329,100	$14,282,663
KOA Corp.	368,000	7,603,319
Maeda Corp.*	1,077,100	14,855,233
MISUMI Group, Inc.	549,600	15,999,006
Mitsui High-Tec, Inc.	452,300	8,201,011
Mitsui Mining & Smelting Co. Ltd.	324,900	19,002,361
Net One Systems Co. Ltd.*	1,048,800	16,121,780
Nextage Co. Ltd.	1,018,800	8,336,664
Open House Co. Ltd.	508,600	27,354,036
Outsourcing, Inc.	1,445,200	26,345,159
Systena Corp.*	264,400	8,447,659
Tsugami Corp.*	802,000	10,320,834
Ulvac, Inc.	75,100	4,732,283
UT Group Co. Ltd.*	580,500	16,872,753
Yaskawa Electric Corp.	176,700	7,786,248
Yokogawa Bridge Hldgs. Corp.	397,100	9,290,043
Zeon Corp.	1,105,500	16,002,401
Zigexn Co. Ltd.*	578,000	4,627,078
		330,518,067
NETHERLANDS – 4.3%
Aalberts Industries NV*	336,700	17,127,906
ASR Nederland NV*	438,289	18,041,162
BE Semiconductor Industries NV	113,947	9,558,477
		44,727,545
NORWAY – 1.1%
Subsea 7 SA	786,900	11,788,262
SINGAPORE – 2.3%
Venture Corp. Ltd.*	1,531,500	23,439,107
SWEDEN – 5.8%
Evolution Gaming Group AB*	217,200	15,370,360
Indutrade AB	288,324	7,859,132
Saab AB	245,800	11,955,748
Tele2 AB*	2,038,501	25,049,176
		60,234,416
SWITZERLAND – 5.9%
ams AG	175,923	15,967,562
Georg Fischer AG*	12,092	15,982,038
Swiss Life Hldg. AG	31,945	11,309,415
Temenos Group AG	70,568	9,051,821
VAT Group AG	65,492	9,704,510
		62,015,346

See accompanying notes to the financial statements.

8

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Schedule of Investments December 31, 2017 (continued)

	SHARES	VALUE
UNITED KINGDOM – 14.5%
B&M European Value Retail SA	1,934,650	$11,064,097
Bellway PLC	113,516	5,460,477
Burford Capital Ltd.	1,104,867	17,183,837
Clinigen Group PLC	835,737	11,621,562
Coats Group PLC	3,634,000	4,373,850
Fevertree Drinks PLC	399,900	12,293,402
GVC Hldgs. PLC	1,646,300	20,559,302
Intermediate Capital Group PLC	1,310,257	20,272,101
IQE PLC*	5,780,800	10,692,178
Just Eat PLC*	1,501,556	15,832,526
Keywords Studios PLC	814,600	17,596,328
Scapa Group PLC	764,367	4,525,110
		151,474,770
Total Equities
(Cost: $729,122,313)		$921,577,356

	FACE AMOUNT	VALUE
Commercial Paper – 2.4%
Prudential Financial
1.400379%, 1/2/2018	$25,000,000	$25,000,000
Total Commercial Paper
(Cost: $25,000,000)		$25,000,000
Total Investments – 90.9%
(Cost: $754,122,313)		$946,577,356
Other Assets Less Liabilities – 9.1%		94,539,643
Net Assets – 100%		$1,041,116,999

Cost of investments is $760,291,537 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$191,787,679
Gross unrealized depreciation	(5,501,860)
Net unrealized appreciation	$186,285,819

* Non-income producing security during the year ended December 31, 2017

SECTOR ALLOCATIONS (As a percentage of Net Assets) (unaudited)

Consumer Discretionary	10.5%
Consumer Staples	2.2%
Energy	2.5%
Financials	8.3%
Health Care	2.1%
Industrials	28.0%
Information Technology	23.1%
Materials	5.4%
Real Estate	2.7%
Telecommunication Service	2.4%
Utilities	1.3%

See accompanying notes to the financial statements.

9

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Assets and Liabilities December 31, 2017

ASSETS
Investment securities at value(a)	$946,577,356
Cash	80,820,266
Receivable from fund shares sold	1,234,988
Receivable from securities sold	12,526,448
Dividends and interest receivable	995,751
Prepaid expenses	65,728
Total Assets	1,042,220,537
LIABILITIES
Payable for fund shares redeemed	41,597
Payable to advisor (see note 3)	923,696
Accrued expenses	138,245
Total Liabilities	1,103,538
NET ASSETS	$1,041,116,999
SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	81,512,664
Net asset value, offering price and redemption price	$12.77
ANALYSIS OF NET ASSETS
Capital	$831,317,125
Accumulated net investment loss	(3,846,101)
Accumulated net realized gains on investments and foreign currency transactions	21,057,964
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	192,588,011
Net Assets	$1,041,116,999
(a) Investment securities at cost	$754,122,313

See accompanying notes to the financial statements.

10

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statement of Operations Year Ended December 31, 2017

INVESTMENT INCOME
Interest	$416,134
Dividends[a]	11,967,627
Total Investment Income	12,383,761
EXPENSES
Investment advisory fees (see note 3)	8,879,954
Transfer agent fees and expenses	104,676
Custodian fees and expenses	889,809
Other	308,864
Total expenses before reimbursed expenses	10,183,303
Earnings credit (see note 6)	(237,662)
Expense reimbursement (see note 3)	(177,700)
Total Expenses	9,767,941
NET INVESTMENT INCOME	2,615,820
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	129,228,934
Net realized gains on foreign currency transactions	177,957
Net realized gains on investment and foreign currency transactions	129,406,891
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	166,909,708
Net realized/unrealized gains on investments and foreign currencies	296,316,599
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$298,932,419

a Dividends are net of foreign withholding tax of $671,124

See accompanying notes to the financial statements.

11

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Statements of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016
FROM OPERATIONS
Net investment income	$2,615,820	$2,602,725
Net realized gains (losses) on investments and foreign currency transactions	129,406,891	(25,406,503)
Change in net unrealized appreciation\depreciation on investments and foreign currencies	166,909,708	(9,930,622)
Net increase (decrease) in net assets resulting from operations	298,932,419	(32,734,400)
FROM DISTRIBUTIONS
Distributions from net investment income	(5,879,772)	(2,716,040)
Distributions from net realized gains on investments	(65,543,743)	—
Net decrease in net assets from distributions	(71,423,515)	(2,716,040)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	238,552,396	466,903,029
Proceeds from reinvestment of distributions	65,203,577	2,400,836
Redemption of shares (see note 5)	(147,624,476)	(137,778,866)
Net increase from capital share transactions	156,131,497	331,524,999
Total increase in net assets	383,640,401	296,074,559
NET ASSETS
Beginning of year	657,476,598	361,402,039
End of year	$1,041,116,999	$657,476,598
ACCUMULATED NET INVESTMENT LOSS	$(3,846,101)	$(132,426)
TRANSACTIONS IN SHARES
Shares sold	21,517,739	46,177,997
Shares issued in reinvestment of distributions	5,118,020	249,049
Less shares redeemed	(12,753,063)	(13,833,412)
Net increase from capital share transactions	13,882,696	32,593,634

See accompanying notes to the financial statements.

12

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2017

1. Description of Organization

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Oberweis International Opportunities Institutional Fund (the “Fund”) is one fund in a series issued by the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.”

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Fund holds foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Fund, the Fund will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2017 (continued)

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Fund utilizes the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2017:

	Level 1	Level 2	Level 3
Investment Securities
Equities
Total Asia	$365,030,191	$—	$—
Total Australia	36,851,908	—	—
Total Europe	451,216,171	—	—
Total North America	68,479,086	—	—
Commercial Paper	—	25,000,000	—
Total Investments	$921,577,356	$25,000,000	$—

The Fund’s assets may include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2. For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of year-end. There were no significant transfers between Levels 1 and 2 at December 31, 2017.

Foreign Currency Transactions.  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2017 (continued)

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of investments and other assets, less liabilities, by the number of shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal Income taxes and dividends to shareholders.  It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2017. Therefore, no federal income tax provision is required. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

For the year ended December 31, 2017, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, passive foreign investment company (“PFIC”) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2017 (continued)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2017, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment loss and accumulated net realized gains on investments and foreign currency transactions as follows:

	Increases/(Decrease)
	Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain on Investments and Foreign Currency Transactions
International Opportunities Institutional Fund	$1,449,604	$(449,723)	$(999,881)

The tax character of distributions paid during the fiscal year ended December 31, 2017 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$5,879,772	$65,543,743	$71,423,515

The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Institutional Fund	$2,716,040	$—	$2,716,040

The Fund utilized $37,521,984 of capital loss carryforward during the year ended December 31, 2017.

As of December 31, 2017 the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation on Investments	Unrealized Depreciation Foreign Currency Translations
International Opportunities Institutional Fund	$15,877,078	$7,504,009	$—	$186,285,819	$132,968

The Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2017, open federal tax years included the tax years ended 2014 through 2017. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2017 (continued)

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Fund has written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Fund’s investment advisor and manager. Oberweis Securities, Inc. (“OSI”), the Fund’s principal distributor, is an affiliate of OAM.

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory and management services to the Fund. The Fund paid monthly investment advisory fees at an annual rate equal to 1.00% of average daily net assets. For the year ended December 31, 2017, the Fund incurred investment advisory fees totaling $8,879,954.

Expense reimbursement.  OAM is contractually obligated to reduce its investment and management fees or reimburse the Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.10% expressed as a percentage of the Fund’s average daily net assets. For the year ended December 31, 2017 OAM reimbursed the Fund in the amount of $177,700.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2017, the Trust made no direct payments to its officers and paid $113,000 to its unaffiliated trustees.

Affiliated Commissions.  For the year ended December 31, 2017, the Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2017, other than options written and money market investments, aggregated $1,361,584,879 and $1,379,685,680, respectively. The Fund did not hold government securities during the year ended December 31, 2017.

The Fund may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables the Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for the Fund. The Fund may write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Notes to Financial Statements December 31, 2017 (continued)

or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Fund did not write covered call options for the year ended December 31, 2017.

5. Redemption fee

The Fund is designed for long-term investors. To discourage market timers, redemptions of shares within 90 days of purchase are subject to a 2% redemption fee of the total redemption amount. The redemption fee is deducted from the redemption proceeds and is retained by the Fund.

The redemption fee is retained by the Fund for the expense it incurs in connection with shareholder redemptions. Redemption fees received by the Fund were $22,640 and $142,156, for the years ended December 31, 2017 and 2016, respectively, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of the Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2017, the Fund received credits of $237,662. The Fund incurred interest charges of $5,976, which is included in custodian fees and expenses in the Statement of Operations.

7. Subsequent events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Year Ended December 31,			Period Ended December 31, 2014[a]
	2017	2016	2015
Net asset value at beginning of period	$9.72	$10.32	$8.97	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[b]	.03	.05	.06	.01
Net realized and unrealized gains (losses) on investments	3.95	(.61)	1.35	(1.02)
Total from investment operations	3.98	(.56)	1.41	(1.01)
Redemption Fees[b]	— [g]	— [g]	— [g]	—	[g]
Less dividends and distributions:
Dividends from net realized gains on investments	(.85)	—	—	—
Dividends from net investment income	(.08)	(.04)	(.06)	(.02)
Total dividends and distributions	(.93)	(.04)	(.06)	(.02)
Net asset value at end of period	$12.77	$9.72	$10.32	$8.97
Total Return (%)	40.99	(5.43)	15.68	(10.10)[e]
RATIO/SUPPLEMENTAL DATA
Net Assets at end of period (in thousands)	$1,041,117	$657,477	$361,402	$178,991
Ratio of gross expenses to average net assets (%)	1.15	1.18	1.28	1.39	[d]
Ratio of net expenses to average net assets (%)[c]	1.10	1.10	1.10	1.10	[d]
Ratio of net investment income to average net assets (%)	.29	.47	.59	.11	[d]
Portfolio turnover rate (%)	168	123 [f]	211	152	ef

Notes:

a For the period from March 10, 2014 (commencement of operations) through December 31, 2014.

b The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.

c The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

d Annualized.

e Not annualized.

f Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

g Less than $0.005 per share.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Oberweis Funds
  and the Shareholders of Oberweis International Opportunities Institutional Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Oberweis International Opportunities Institutional Fund, a series of shares of beneficial interest in The Oberweis Funds (the “Fund”), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then, and the related notes and schedules (collectively referred to as the “financial statements”). The financial highlights for each of the years in the two-year period ended December 31, 2015 were audited by other auditors whose report, dated February 25, 2016, expressed an unqualified opinion on such statements. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in The Oberweis Funds since 2016.

Philadelphia, Pennsylvania
February 28, 2018

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TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited)

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
NONINTERESTED TRUSTEES
Katherine Smith Dedrick (60) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004[1]
Gary D. McDaniel (69) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004[1]
James G. Schmidt (70) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003[1]
INTERESTED TRUSTEES
James D. Oberweis (71) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee[2]	Trustee since July, 1986[1]
James W. Oberweis (43) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996[3]
Patrick B. Joyce (58) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President, Chief Compliance Officer and Treasurer	Officer since October, 1994[3]
David I. Covas (42) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004[3]
Kenneth S. Farsalas (47) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009[3]
Eric V. Hannemann (44) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005[3]

1 Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.

2 James D. Oberweis is an interested trustee of the Fund since he is a shareholder of Oberweis Asset Management, Inc., the Fund’s investment advisor.

3 Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 800-323-6166.

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TRUSTEES AND OFFICERS OF THE OBERWEIS FUNDS (unaudited) (continued)

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Smith Dedrick Properties, Inc., 2016 to present; President – KSD Law P.C., 2015 to present; President – KSD Global Consulting, Inc., 2015 to present; Executive Committee Member – Risk Worldwide NZ Ltd., 2011 to 2016; President – Aggressive Publishing, Inc., 2010 to present; Member – Risk Worldwide LLC, 2007 to 2016; Partner – Childress Duffy, Ltd., 2007 to 2015.	7	None
Chairman – Star Packaging Corp., 2012 to 2013.	7	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	7	None

Illinois State Senator, January 2013 to present; Chairman – Oberweis Dairy, Inc. December, 1986 to present. Chairman – Diamond Marketing Solutions November, 2009 to 2013.	7	None
President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director – Oberweis Securities, Inc., September, 1996 to present.
	Not Applicable	None
Executive Vice President, Secretary and Director – Oberweis Asset Management, Inc., September, 1994 to present; Executive Vice President and Director –  Oberweis Securities, Inc. September, 1996 to present.
	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited)

Qualified Dividend Income:

For the year ended December 31, 2017, 100.00% of the dividends paid from net investment income for the International Opportunities Institutional Fund (the “Fund”) is designated as qualified dividend income.

Long-Term Capital Gain:

The Fund designates $65,543,743 as a long-term capital gain distribution.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Fund’s portfolio securities to the Fund’s investment advisor, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge upon request, by calling 800-323-6166. It also appears on oberweisfunds.com and in the Fund’s Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Fund files the complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Fund’s Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Approval of Investment Advisory Contract:

The Investment Advisory and Management Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) (the “Agreement”) with respect to the Fund was last approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to the Agreement or interested persons of any such party (the “independent trustees”), on August 17, 2017. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Agreement was in the best interests of the shareholders of the Fund. The independent trustees were assisted by legal counsel in making their determination.

The Board noted that OAM has been associated with the Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment advisor is in the best interests of shareholders, and that shareholders have invested in the Fund knowing that OAM manages the Fund and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services.  With respect to the nature, quality and extent of the services provided by OAM pursuant to the Agreement, the Board considered the functions performed by OAM and the personnel providing such services, management capabilities, information contained in OAM’s Form ADV, OAM’s financial condition and the compliance reports provided to the Board, and the culture of compliance created by OAM, including the competency of the chief compliance officer of the Trust. The Board also considered the experience, academic background, long tenure and structure of the portfolio

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

management/strategy investment team and its role, the investment process with respect to the types of investments held by the Fund, as well as the honesty and integrity of OAM, and that OAM personnel are open and forthright with the Board. In addition, the Board considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services provided to the Fund by OAM was appropriate, and that the quality of such services was good.

The Board also reviewed the reports prepared by OAM containing information on total returns and average annual total returns of the Fund over various periods of time, as compared to relevant market indices and other mutual funds pursuing broadly similar strategies in addition to the information presented at the meeting. The Board noted that the peer group mutual funds had been provided by OAM at a previous meeting, and include funds currently in existence that were similar in investment objective to the Fund. Based on the information provided, the Board concluded that for the period ended July 31, 2017, the Fund in some instances in varying degrees outperformed the 10 other mutual funds in the report and in other instances underperformed in varying degrees the other mutual funds in the report and outperformed the relevant market index for the year-to-date period, the Fund in some instances in varying degrees outperformed the 10 other mutual funds in the report and in other instances underperformed in varying degrees the other mutual funds in the report and underperformed the relevant market index for the one-year period and the Fund outperformed in varying degrees all but one of the 10 other mutual funds included in the report and outperformed the relevant market index for the three-year period.

Fees and Expenses.  The Board compared the amounts paid to OAM for advisory and management services for the Fund and the Fund’s expense ratio with other mutual funds pursuing broadly similar strategies, as included in the reports prepared by OAM.

This information showed that the advisory and management fees of the Fund were the same as three of the 10 other mutual funds, lower than five of the 10 other mutual funds, and higher than two of the 10 other mutual funds. The information also showed that the expense ratio of the Fund was the lowest relative to the 10 other mutual funds. In addition, the Board considered amounts paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided, the level of responsibility required under the Agreement with the Fund and the regulatory and operational requirements with respect to the Fund were greater than OAM’s obligations for similar client accounts, and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information considered, the Board concluded that the Fund’s advisory and management fees were reasonable and/or appropriate in amount, given the quality of services provided and taking into consideration relevant circumstances.

Profitability.  With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory fees received by OAM from the Fund. The Board also considered the explanation from OAM that the profits realized by OAM specifically from the relationship with the Fund could not be identified due to the impracticality of expense allocation, noting the difficulty of breaking down profitability related to the Fund versus other advisory accounts because management and personnel time and services are not allocated between the various types of accounts, and OAM believed that while the profits could not be itemized, the overall profitability of OAM was average to below average relative to other investment advisory firms, that the advisory fees charged the Fund were consistent with other

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OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

advisory clients, and that OAM reimburses the Fund if the expense ratio exceeds certain limits. Based on this information, the Board concluded that OAM’s profitability was not unreasonable.

Economies of Scale.  The Board also considered the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board also noted asset capacity constraints for the Fund that limits economies of scale. The Board concluded that the Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates.  The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Fund including benefits to OAM related to soft dollars generated by the Fund as well as other OAM advisory clients. The Board also noted that during the past year none of the Fund’s brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all of the information and factors deemed relevant by the Board and based upon its own business judgment and the conclusions reached, the Board determined to approve the continuance of the Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 investment at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for the Fund in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

26

OBERWEIS INTERNATIONAL OPPORTUNITIES INSTITUTIONAL FUND

Supplemental Information (unaudited) (continued)

Hypothetical Example for Comparison Purposes:

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period* 7/1/17– 12/31/17	Expense Ratio During Period 7/1/17– 12/31/17
Actual	$1,000.00	$1,172.28	$6.02	1.10%
Hypothetical	$1,000.00	$1,019.66	$5.60	1.10%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

27

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Chief Compliance Officer
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
800-323-6166
oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
630-577-2300
oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

BBD LLP
1835 Market Street, Philadelphia, PA 19103

International Opportunities Institutional Fund

800-245-7311

oberweisfunds.com

oberweisfunds.com

800-323-6166
630-577-2300

Shareholder Services
800-245-7311

3333 Warrenville Road
Suite 500
Lisle, IL 60532

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2017, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	During the period covered by this report, there were not any amendments to a provision of the Code of Ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code of Ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2016	2017
Audit fees	92,000	102,000
Audit-Related Fees	N/A	N/A
Tax Fees	37,280	25,000
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2017 and 2016 were $25,000. and $37,280, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/09/2018

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 03/09/2018

/*/	Print the name and title of each signing officer under his or her signature.